UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Income Funds

Semiannual Report

March 31, 2013

AMT-Free    •    National

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2013

Eaton Vance

Municipal Income Funds

Table of Contents

Performance and Fund Profile

AMT-Free Municipal Income Fund	2
National Municipal Income Fund	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	7

Officers and Trustees	42

Important Notices	43

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2013

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	01/06/1998	1.39%	8.61%	6.12%	4.74%	—
Class A with 4.75% Maximum Sales Charge	—	–3.43	3.41	5.09	4.23	—
Class B at NAV	01/14/1998	1.01	7.83	5.34	3.97	—
Class B with 5% Maximum Sales Charge	—	–3.96	2.83	5.01	3.97	—
Class C at NAV	05/02/2006	1.01	7.83	5.34	—	3.56%
Class C with 1% Maximum Sales Charge	—	0.02	6.83	5.34	—	3.56
Class I at NAV	03/16/1978	1.58	8.93	6.38	4.99	—
Barclays Capital Municipal Bond Index	—	0.96%	5.25%	6.10%	5.00%	—
Barclays Capital Long (22+) Municipal Bond Index	—	1.44	7.50	7.32	5.76	—

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.95%	1.70%	1.70%	0.70%
Net of Interest Expense			0.84	1.59	1.59	0.59

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			4.16%	3.39%	3.39%	4.41%
Taxable-Equivalent Distribution Rate			7.35	5.99	5.99	7.79
SEC 30-day Yield			2.29	1.66	1.66	2.66
Taxable-Equivalent SEC 30-day Yield			4.05	2.93	2.93	4.70

% Total Leverage[5]
Residual Interest Bond (RIB)						13.32%

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	19.5%	BB	1.5%
AA	34.4	B	0.2
A	28.7	Not Rated	4.1
BBB	11.6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

National Municipal Income Fund

March 31, 2013

Performance1,2

Portfolio Manager Thomas M. Metzold, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/05/1994	2.64%	8.56%	5.78%	5.31%
Class A with 4.75% Maximum Sales Charge	—	–2.25	3.42	4.75	4.79
Class B at NAV	12/19/1985	2.26	7.76	4.99	4.59
Class B with 5% Maximum Sales Charge	—	–2.74	2.76	4.66	4.59
Class C at NAV	12/03/1993	2.26	7.75	4.99	4.54
Class C with 1% Maximum Sales Charge	—	1.26	6.75	4.99	4.54
Class I at NAV	07/01/1999	2.87	8.93	6.06	5.57
Barclays Capital Municipal Bond Index	—	0.96%	5.25%	6.10%	5.00%
Barclays Capital Long (22+) Municipal Bond Index	—	1.44	7.50	7.32	5.76

% Total Annual Operating Expense Ratios[3]		Class A	Class B	Class C	Class I
Gross		0.78%	1.53%	1.53%	0.53%
Net of Interest Expense		0.67	1.42	1.42	0.42

% Distribution Rates/Yields[4]		Class A	Class B	Class C	Class I
Distribution Rate		4.49%	3.73%	3.73%	4.75%
Taxable-Equivalent Distribution Rate		7.93	6.59	6.59	8.39
SEC 30-day Yield		3.26	2.67	2.67	3.67
Taxable-Equivalent SEC 30-day Yield		5.76	4.72	4.72	6.48

% Total Leverage[5]
RIB					13.65%

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	12.3%	BBB	7.5%
AA	37.0	B	2.4
A	39.2	Not Rated	1.6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance

Municipal Income Funds

March 31, 2013

Endnotes and Additional Disclosures

[1]

Barclays Capital Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Barclays Capital Long (22+) Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]

Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be composed of ordinary income, tax-exempt income, net realized capital gains and return of capital. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30- day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes. Floating Rate Notes reflect the effect of RIBs purchased in secondary market transactions, if applicable.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by Standard and Poor’s or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality. Credit ratings are based largely on the rating agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. Holdings designated as “Not Rated” are not rated by the national rating agencies stated above.

Fund profile subject to change due to active management.

4

Eaton Vance

Municipal Income Funds

March 31, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2012 – March 31, 2013).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance AMT-Free Municipal Income Fund

	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period* (10/1/12 – 3/31/13)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,013.90	$4.67	0.93%
Class B	$1,000.00	$1,010.10	$8.42	1.68%
Class C	$1,000.00	$1,010.10	$8.42	1.68%
Class I	$1,000.00	$1,015.80	$3.42	0.68%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.30	$4.68	0.93%
Class B	$1,000.00	$1,016.60	$8.45	1.68%
Class C	$1,000.00	$1,016.60	$8.45	1.68%
Class I	$1,000.00	$1,021.50	$3.43	0.68%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2012.

5

Eaton Vance

Municipal Income Funds

March 31, 2013

Fund Expenses — continued

Eaton Vance National Municipal Income Fund

	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period* (10/1/12 – 3/31/13)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,026.40	$3.79	0.75%
Class B	$1,000.00	$1,022.60	$7.56	1.50%
Class C	$1,000.00	$1,022.60	$7.56	1.50%
Class I	$1,000.00	$1,028.70	$2.53	0.50%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.78	0.75%
Class B	$1,000.00	$1,017.50	$7.54	1.50%
Class C	$1,000.00	$1,017.50	$7.54	1.50%
Class I	$1,000.00	$1,022.40	$2.52	0.50%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2012.

6

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2013

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 113.1%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 3.2%
Idaho Bond Bank Authority, 5.25%, 9/15/25	$1,160	$1,360,970
Idaho Bond Bank Authority, 5.375%, 9/15/27	1,555	1,817,017
New York Environmental Facilities Corp., 5.00%, 10/15/35	100	114,152
New York Environmental Facilities Corp., 5.00%, 10/15/35(1)	9,900	11,301,048

		$14,593,187

Education — 9.5%
Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/38(1)	$9,990	$11,211,277
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	11,000	13,142,470
Missouri Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(1)	4,110	4,776,066
New York Dormitory Authority, (Rochester Institute of Technology), 4.00%, 7/1/26	330	355,384
New York Dormitory Authority, (Rochester Institute of Technology), 4.00%, 7/1/27	415	442,606
New York Dormitory Authority, (Rochester Institute of Technology), 4.00%, 7/1/29	365	379,458
New York Dormitory Authority, (Rochester Institute of Technology), 4.00%, 7/1/30	290	298,706
New York Dormitory Authority, (Rochester Institute of Technology), 4.00%, 7/1/31	270	276,183
New York Dormitory Authority, (Rochester Institute of Technology), 4.00%, 7/1/32	225	228,035
New York Dormitory Authority, (Rochester Institute of Technology), 4.00%, 7/1/33	185	186,345
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,530	1,775,397
Oregon Facilities Authority, (Reed College), 5.125%, 7/1/41	1,265	1,423,289
University of Virginia, 5.00%, 6/1/40	4,475	5,120,877
University of Virginia, 5.00%, 6/1/43	3,430	3,989,947

		$43,606,040

Electric Utilities — 4.7%
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,630	$1,689,381
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	3,520	4,213,299
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	1,000	1,169,380
San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34(1)	7,000	8,015,000
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	5,505	6,230,119

		$21,317,179

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded — 3.2%
Foothill/Eastern Transportation Corridor Agency, CA, Escrowed to Maturity, 0.00%, 1/1/18	$10,000	$9,547,700
Savannah, GA, Economic Development Authority, Escrowed to Maturity, 0.00%, 12/1/21	6,000	5,020,560

		$14,568,260

General Obligations — 17.5%
California, 4.50%, 2/1/30	$3,845	$4,197,779
California, 5.00%, 10/1/41	500	545,740
California, 5.00%, 4/1/42	3,525	3,860,615
California, 5.25%, 10/1/29	560	655,603
California, 5.25%, 10/1/32	3,480	4,051,346
Clackamas County, OR, School District No. 46, 0.00%, 6/15/32	2,350	1,185,082
Clackamas County, OR, School District No. 46, 0.00%, 6/15/33	5,880	2,833,160
Clackamas County, OR, School District No. 46, 0.00%, 6/15/34	8,500	3,909,320
Clackamas County, OR, School District No. 46, 0.00%, 6/15/36	4,830	2,031,884
Clark County, NV, 5.00%, 6/1/38(1)	10,000	11,148,000
Deschutes and Jefferson Counties, School District No. 2J, OR, 0.00%, 6/15/25	3,700	2,663,593
Honolulu City and County, HI, 5.25%, 8/1/33	1,245	1,479,122
Honolulu City and County, HI, 5.25%, 8/1/34	1,525	1,795,581
Louisiana, 4.00%, 8/1/30(1)	3,680	3,960,637
Louisiana, 4.00%, 8/1/31(1)	3,660	3,923,740
Newton, MA, 5.00%, 4/1/39	1,610	1,834,418
Port of Houston Authority of Harris County, TX, 5.00%, 10/1/39	2,500	3,007,925
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/24	1,565	1,181,951
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/25	1,605	1,155,423
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/26	1,615	1,100,348
Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(1)(2)	7,700	8,781,003
South Carolina, 3.25%, 8/1/30	2,330	2,347,475
Texas, (Texas Transportation Commission), 5.00%, 4/1/42(1)(2)	5,000	5,714,250
Washington, 5.25%, 2/1/36(1)	6,000	6,961,860

		$80,325,855

Health Care – Miscellaneous — 0.2%
Suffolk County, NY, Industrial Development Agency, (Alliance of Long Island Agencies), Series A, Class B, 7.50%, 9/1/15	$135	$136,894
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(3)	109	109,842

7	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Health Care – Miscellaneous (continued)
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 1, 5.50%, 12/1/36(3)	$387	$387,630
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 2, 5.50%, 12/1/36(3)	460	461,464

		$1,095,830

Hospital — 16.2%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$535	$608,616
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	2,955	3,255,198
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39	5,175	6,024,114
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	1,325	1,547,097
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/29	1,330	1,453,304
California Statewide Communities Development Authority, (John Muir Health), 5.125%, 7/1/39	2,465	2,680,318
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	2,595	2,801,925
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/42	5,180	5,689,816
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	1,045	1,080,091
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	6,480	7,178,026
Idaho Health Facilities Authority, (Trinity Health Credit Group), 6.25%, 12/1/33	2,985	3,562,001
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	7,120	9,134,746
Kansas Development Finance Authority, (Adventist Health System), 5.75%, 11/15/38	5,230	6,146,819
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	2,490	734,002
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/42	7,410	1,764,988
Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), 5.50%, 7/1/26	4,150	4,348,038
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	785	948,374
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.00%, 7/1/30	400	415,880
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	1,865	2,029,269

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	$2,870	$3,202,920
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	3,380	3,740,781
Oneida County, NY, Industrial Development Agency, (St. Elizabeth Medical Center), 5.75%, 12/1/19	1,365	1,367,648
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.00%, 10/1/42	2,065	2,251,717
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/23	1,000	1,174,450
Spartanburg Regional Health Services District, SC, 5.00%, 4/15/37	850	934,635

		$74,074,773

Housing — 0.3%
Lake Creek, CO, (Affordable Housing Corp.), 6.25%, 12/1/23	$985	$1,037,195
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(4)	285	159,566

		$1,196,761

Industrial Development Revenue — 2.1%
Brazos River Harbor Navigation District of Brazoria County, TX, (Dow Chemical Co.), 4.95%, 5/15/33	$4,000	$4,369,880
Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	530	530,117
Selma, AL, Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	2,670	3,017,714
St. Charles Parish, LA, (Valero Energy Corp.), 4.00% to 6/1/22 (Put Date), 12/1/40	1,665	1,828,453

		$9,746,164

Insured – Education — 0.5%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,750	$2,292,640

		$2,292,640

Insured – Electric Utilities — 1.7%
Long Island Power Authority, NY, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$5,415	$6,459,445
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	2,865	1,516,817

		$7,976,262

8	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 0.2%
Yuma and La Paz Counties, AZ, Community College District, (Arizona Western College), (NPFG), 3.75%, 7/1/31	$985	$1,005,124

		$1,005,124

Insured – Hospital — 1.5%
Harrisonburg, VA, Industrial Development Authority, (Rockingham Memorial Hospital), (AMBAC), 4.50%, 8/15/36	$6,295	$6,662,565

		$6,662,565

Insured – Lease Revenue / Certificates of Participation — 0.8%
Anaheim, CA, Public Financing Authority, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$3,516,268

		$3,516,268

Insured – Other Revenue — 0.8%
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	$10,600	$3,539,764

		$3,539,764

Insured – Special Tax Revenue — 5.8%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$12,660	$12,008,390
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/27	6,000	7,483,980
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/30	2,565	3,216,715
McKay Landing Metropolitan District No. 2, CO, (AMBAC), 4.25%, 12/1/36	1,300	1,213,381
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	6,245	946,742
San Jose, CA, Redevelopment Agency, (Merged Area Redevelopment Project), (XLCA), 4.25%, 8/1/36	1,990	1,793,249

		$26,662,457

Insured – Transportation — 4.4%
Alameda, CA, Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31	$10,000	$4,305,700
Chicago, IL, (O’Hare International Airport), (AGM), 4.75%, 1/1/34	5,050	5,365,423
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	7,120	1,773,877
Metropolitan Transportation Authority, NY, (AGM), 4.00%, 11/15/30	820	875,727
New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	1,040	1,233,118
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	6,845	5,306,928

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/32	$3,755	$1,197,244

		$20,058,017

Insured – Water and Sewer — 2.2%
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	$4,305	$4,904,687
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	4,825	5,160,289

		$10,064,976

Lease Revenue / Certificates of Participation — 1.0%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	$3,970	$4,715,645

		$4,715,645

Nursing Home — 0.2%
Montgomery County, PA, Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	$865	$865,804

		$865,804

Other Revenue — 4.7%
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.00%, 7/15/30	$1,175	$1,405,805
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	1,320	1,581,505
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.375%, 7/15/43	720	863,237
Central Falls, RI, Detention Facility Corp., 7.25%, 7/15/35	1,220	1,049,542
Mohegan Tribe of Indians Gaming Authority, CT, (Public Improvements), 6.25%, 1/1/21(3)	1,000	1,001,200
New York, NY, Transitional Finance Authority, (Building Aid), 6.00%, 7/15/38	7,250	8,568,847
Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	90	89,995
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	545	523,162
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	2,735	3,059,754
Seminole Tribe, FL, 5.50%, 10/1/24(3)	1,150	1,257,697
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(3)	2,290	1,943,157

		$21,343,901

9	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 2.8%
Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	$3,300	$3,380,652
Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	1,885	1,983,190
Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	2,255	2,375,327
Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	1,480	1,479,896
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	1,650	1,901,377
North Miami, FL, (Imperial Club), 6.125%, 1/1/42(5)	1,480	739,896
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	160	172,656
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.25%, 12/1/42	660	715,744

		$12,748,738

Special Tax Revenue — 10.6%
Baltimore, MD, (Clipper Mill), 6.25%, 9/1/33	$2,476	$2,576,427
Baltimore, MD, (Strathdale Manor), 7.00%, 7/1/33	744	759,706
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	1,250	1,074,300
Capistrano, CA, Unified School District, 6.00%, 9/1/33	1,000	1,006,760
Illinois, Sales Tax Revenue, 5.00%, 6/15/31	845	964,880
Illinois, Sales Tax Revenue, 5.00%, 6/15/32	815	924,911
Illinois, Sales Tax Revenue, 5.00%, 6/15/33	865	979,647
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	4,040	4,656,140
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34(1)	9,000	11,544,930
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, 0.00%, 11/15/30	3,560	1,906,060
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, 0.00%, 11/15/32	2,330	1,127,277
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/34	5,000	5,641,350
New York, NY, Transitional Finance Authority, Future Tax Revenue, 4.00%, 11/1/25	1,610	1,812,168
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.25%, 2/1/30	4,930	5,803,399
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	5,995	6,161,121
River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	1,155	1,025,155
Tiverton, RI, (Villages on Mount Hope Bay), 6.875%, 5/1/22	795	802,767

		$48,766,998

Security	Principal Amount (000’s omitted)	Value

Transportation — 16.2%
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	$415	$483,608
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	2,250	2,822,040
Metropolitan Transportation Authority, NY, 6.50%, 11/15/28	5,000	6,250,100
New Jersey Transportation Trust Fund Authority, (Transportation Program), 4.00%, 6/15/30	1,715	1,771,715
New Jersey Transportation Trust Fund Authority, (Transportation Program), 4.00%, 6/15/31	2,560	2,626,432
New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	4,820	5,735,173
New Jersey Turnpike Authority, 5.00%, 1/1/35	3,410	3,780,565
New Jersey Turnpike Authority, 5.25%, 1/1/40	4,000	4,433,480
New York Liberty Development Corp., (One World Trade Center), 5.00%, 12/15/41	3,625	4,048,908
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	1,235	1,396,970
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	1,070	1,157,376
Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	11,500	11,437,210
Port Authority of New York and New Jersey, 5.00%, 11/15/37(1)	5,000	5,624,050
Port Authority of New York and New Jersey, 5.25%, 7/15/36	2,750	3,211,560
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,500	4,269,930
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	2,980	3,543,697
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(1)	10,000	11,663,100

		$74,255,914

Water and Sewer — 2.8%
Kansas City, MO, Sanitary Sewer System Revenue, 4.00%, 1/1/32	$995	$1,058,083
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)(2)	6,855	8,102,884
Portland, OR, Water System, 5.00%, 5/1/35	3,265	3,749,918

		$12,910,885

Total Tax-Exempt Investments — 113.1% (identified cost $457,436,358)		$517,910,007

Other Assets, Less Liabilities — (13.1)%		$(60,082,741)

Net Assets — 100.0%		$457,827,266

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

10	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2013

Portfolio of Investments (Unaudited) — continued

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

At March 31, 2013, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	22.5%
California	16.8%
Others, representing less than 10% individually	73.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2013, 15.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.2% to 5.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $8,253,137.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2013, the aggregate value of these securities is $5,160,990 or 1.1% of the Fund’s net assets.

(4)	Defaulted matured security.

(5)	Security is in default and making only partial interest payments.

11	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2013

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 112.9%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.8%
Oklahoma Water Resources Board, 5.25%, 4/1/36	$14,165	$16,700,394
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	21,760	24,448,883

		$41,149,277

Cogeneration — 0.3%
Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13(1)	$1,300	$824,824
Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19(2)	21,950	13,959,322
Pennsylvania Economic Development Financing Authority, (Northampton Generating), Junior Liens, (AMT), 6.875%, 1/1/11(1)	1,500	29,910
Pennsylvania Economic Development Financing Authority, (Northampton Generating), Junior Liens, (AMT), 6.95%, 1/1/21(2)	5,000	99,250

		$14,913,306

Education — 3.3%
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/36	$4,750	$5,613,455
Missouri Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(3)	45,615	53,007,367
New York Dormitory Authority, (Rochester Institute of Technology), 4.00%, 7/1/26	3,655	3,936,143
New York Dormitory Authority, (Rochester Institute of Technology), 4.00%, 7/1/27	4,565	4,868,664
New York Dormitory Authority, (Rochester Institute of Technology), 4.00%, 7/1/29	4,015	4,174,034
New York Dormitory Authority, (Rochester Institute of Technology), 4.00%, 7/1/30	3,195	3,290,914
New York Dormitory Authority, (Rochester Institute of Technology), 4.00%, 7/1/31	3,015	3,084,043
New York Dormitory Authority, (Rochester Institute of Technology), 4.00%, 7/1/32	2,510	2,543,860
New York Dormitory Authority, (Rochester Institute of Technology), 4.00%, 7/1/33	2,055	2,069,940
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	14,470	16,790,843
Oregon Facilities Authority, (Reed College), 5.125%, 7/1/41	8,485	9,546,728
University of Massachusetts Building Authority, 5.00%, 11/1/39	15,000	17,061,750
University of Virginia, 5.00%, 6/1/43	32,725	38,067,356

		$164,055,097

Security	Principal Amount (000’s omitted)	Value

Electric Utilities — 2.9%
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	$8,600	$10,056,668
Puerto Rico Electric Power Authority, 5.25%, 7/1/31	20,025	19,711,408
Puerto Rico Electric Power Authority, 5.25%, 7/1/40	10,000	9,600,400
San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34(3)	41,100	47,059,500
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	51,375	58,142,115

		$144,570,091

Escrowed / Prerefunded — 0.1%
Bexar County, TX, Health Facilities Development Corp., (St. Luke’s Lutheran Hospital), Escrowed to Maturity, 7.00%, 5/1/21	$2,400	$3,216,888

		$3,216,888

General Obligations — 20.1%
California, 4.00%, 9/1/27	$20,805	$22,163,566
California, 4.00%, 9/1/28	47,795	50,544,646
California, 4.50%, 2/1/30	47,925	52,322,119
California, 5.00%, 2/1/38	2,155	2,390,800
California, 5.00%, 2/1/43	19,890	21,893,719
Clark County, NV, 5.00%, 6/1/38(3)	94,200	105,014,160
Conroe, TX, Independent School District, (PSF Guaranteed), 5.25%, 2/15/33	10,000	11,950,000
David Douglas School District No. 40, Multnomah County, OR, 0.00%, 6/15/25	500	355,980
David Douglas School District No. 40, Multnomah County, OR, 0.00%, 6/15/26	2,590	1,754,570
David Douglas School District No. 40, Multnomah County, OR, 0.00%, 6/15/27	2,650	1,708,296
David Douglas School District No. 40, Multnomah County, OR, 0.00%, 6/15/28	2,500	1,533,825
David Douglas School District No. 40, Multnomah County, OR, 0.00%, 6/15/29	2,590	1,507,717
David Douglas School District No. 40, Multnomah County, OR, 0.00%, 6/15/30	2,000	1,103,420
Forest Grove School District No. 15, Washington County, OR, 0.00%, 6/15/28	3,050	1,869,589
Forest Grove School District No. 15, Washington County, OR, 0.00%, 6/15/29	3,440	1,971,498
Forest Grove School District No. 15, Washington County, OR, 0.00%, 6/15/30	4,110	2,235,922
Hawaii, 5.00%, 12/1/31	19,000	22,270,660
Klein, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/36	14,180	16,367,549
Louisiana, 4.00%, 8/1/28(3)	23,200	25,225,128

12	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Louisiana, 4.00%, 8/1/29(3)	$23,940	$25,866,931
Louisiana, 4.00%, 8/1/30(3)	15,760	16,961,858
Louisiana, 4.00%, 8/1/31(3)	15,920	17,067,195
Maryland, 4.00%, 3/1/26	21,645	24,100,842
New York, 4.00%, 3/1/29	14,390	15,844,253
New York, 4.00%, 3/1/30	15,460	16,910,303
New York, NY, 5.00%, 3/1/37	17,355	19,826,352
Newton, MA, 5.00%, 4/1/36	5,275	6,002,686
Newton, MA, 5.00%, 4/1/39	11,480	13,080,197
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(3)	41,620	46,690,981
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38	10,000	11,218,400
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/24	7,945	6,000,382
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/25	11,945	8,599,086
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/26	11,485	7,825,075
San Francisco City and County, CA, 4.00%, 6/15/29	3,045	3,248,223
San Francisco, CA, Bay Area Rapid Transit District, (Election of 2004), 4.75%, 8/1/37(3)	36,300	40,307,520
Santa Clara County, CA, (Election of 2008), 3.375%, 8/1/37	19,955	18,126,723
Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(3)(4)	57,400	65,458,386
Texas, (AMT), 5.00%, 8/1/31	8,000	9,074,800
Texas, (AMT), 5.00%, 8/1/36	9,465	10,596,635
Texas, (Texas Transportation Commission), 4.50%, 4/1/33(3)	40,875	44,599,121
Texas, (Texas Transportation Commission), 5.00%, 4/1/42	60,250	68,856,712
Washington, 4.00%, 7/1/26	38,795	42,974,385
Washington, 4.00%, 7/1/27	31,945	35,012,998
Washington, 4.00%, 7/1/28	32,475	35,308,119
Washington, 5.00%, 2/1/31	15,720	18,157,072
Washington, 5.00%, 2/1/33	21,255	24,324,860
Will County, IL, Community Unit School District No. 365-U, (Valley View), 5.75%, 11/1/31	12,995	15,354,242

		$1,011,577,501

Health Care – Miscellaneous — 0.0%(5)
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.50%, 12/1/36(6)	$634	$635,897
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.875%, 12/1/36(6)	680	682,507

		$1,318,404

Security	Principal Amount (000’s omitted)	Value

Hospital — 14.4%
Alabama Special Care Facilities Financing Authority, (Ascension Health), 5.00%, 11/15/39(3)(4)	$34,260	$37,608,915
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	5,700	6,484,320
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(3)(4)	36,700	42,721,736
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	13,675	15,967,203
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/29	10,670	11,659,216
California Statewide Communities Development Authority, (John Muir Health), 5.125%, 7/1/39	19,735	21,458,852
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	49,645	53,603,692
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/42	53,250	58,490,865
California Statewide Communities Development Authority, (Sutter Health), 5.25%, 11/15/48	57,980	64,523,623
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	18,195	20,154,965
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	53,260	68,330,982
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	7,510	9,072,981
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.00%, 7/1/30	4,060	4,221,182
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	16,520	17,428,270
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	12,795	13,921,984
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.00%, 10/1/42	3,500	3,816,470
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/41	39,000	43,758,780
South Carolina Jobs-Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/27	8,000	9,122,880
South Carolina Jobs-Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/29	6,320	7,144,318
South Miami, FL, Health Facilities Authority, (Baptist Health South Florida Obligated Group), 5.00%, 8/15/37(3)	63,000	68,088,510
South Miami, FL, Health Facilities Authority, (Baptist Health South Florida Obligated Group), 5.00%, 8/15/42(3)	75,000	80,515,500
Spartanburg Regional Health Services District, SC, 5.00%, 4/15/37	8,775	9,648,727
Tarrant County, TX, Cultural Education Facilities Finance Corp., (Scott & White Healthcare), 5.25%, 8/15/40	17,685	19,627,343
Washington Township Health Care District, 6.25%, 7/1/39	16,675	19,085,038

13	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare System), 5.125%, 8/15/30	$8,475	$8,944,769
Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare System), 5.25%, 8/15/31	8,865	9,411,882

		$724,813,003

Housing — 2.0%
Arkansas Development Finance Authority, MFMR, (Park Apartments), (AMT), 5.95%, 12/1/28	$5,925	$4,845,346
Lake Creek, CO, (Affordable Housing Corp.), 6.25%, 12/1/23	7,380	7,771,066
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	10,640	8,249,086
Virginia Housing Development Authority, (AMT), 5.20%, 10/1/26(3)	23,335	25,028,888
Virginia Housing Development Authority, (AMT), 5.30%, 7/1/35	6,500	6,862,635
Virginia Housing Development Authority, (AMT), 24.258%, 10/1/35(6)(7)(8)	6,940	9,060,864
Virginia Housing Development Authority, Series A, (AMT), 5.10%, 10/1/35	18,345	19,350,856
Virginia Housing Development Authority, Series A1, (AMT), 5.10%, 10/1/35	18,750	19,665,000

		$100,833,741

Industrial Development Revenue — 4.5%
Austin, TX, (CargoPort Development LLC), (AMT), 8.30%, 10/1/21	$5,530	$5,375,990
Denver City and County, CO, (United Airlines), (AMT), 5.25%, 10/1/32	12,360	12,628,212
Denver City and County, CO, (United Airlines), (AMT), 5.75%, 10/1/32	33,290	34,819,010
Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	3,500	3,500,770
Houston, TX, (Continental Airlines), (AMT), 6.75%, 7/1/29	41,750	41,931,195
Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	175	91,068
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00% to 6/1/13 (Put Date), 6/1/33	9,590	9,877,796
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	53,150	58,947,070
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	49,635	60,184,423

		$227,355,534

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 0.9%
Long Island Power Authority, NY, Electric System Revenue, (BHAC), 5.50%, 5/1/33	$36,660	$43,150,653

		$43,150,653

Insured – General Obligations — 1.2%
Geary County, KS, Unified School District No. 475, (NPFG), 3.00%, 9/1/26	$2,140	$2,105,503
Los Angeles, CA, Unified School District, (Election of 2005), (AGM), 4.75%, 7/1/32(3)	51,625	57,210,825

		$59,316,328

Insured – Hospital — 1.1%
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/47(3)	$38,800	$39,984,952
Medford, OR, Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	12,000	13,856,520

		$53,841,472

Insured – Housing — 0.2%
Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (AGM), (AMT), 5.50%, 10/1/49	$10,310	$10,659,406

		$10,659,406

Insured – Other Revenue — 3.0%
Golden State Tobacco Securitization Corp., CA, (AGM), 0.00%, 6/1/26	$40,700	$25,222,604
Golden State Tobacco Securitization Corp., CA, (AMBAC), 0.00%, 6/1/24	24,985	17,222,910
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	68,155	22,759,680
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/41	25,000	4,744,250
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AGC), 6.375%, 1/1/39	11,725	13,595,724
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AGC), 6.50%, 1/1/46	6,085	7,061,825
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	50,000	61,621,000

		$152,227,993

Insured – Special Tax Revenue — 6.5%
Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/23	$20,805	$14,398,933
Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/24	31,010	20,446,133
Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/25	17,000	10,645,910

14	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue (continued)
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	$11,000	$13,730,530
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/30	3,080	3,862,566
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (NPFG), 0.00%, 12/15/24	14,715	9,841,098
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/35	84,310	28,060,054
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/44	218,400	43,878,744
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/45	156,345	29,757,144
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/48	60,720	9,709,128
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 4/1/49	50,000	7,777,500
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	1,235	469,720
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	2,000	708,420
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	1,085,635	87,719,308
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	192,700	29,213,320
Regional Transportation Authority, LA, (FGIC), (NPFG), 0.00%, 12/1/21	6,800	4,442,848
San Jose, CA, Redevelopment Agency, (Merged Area Redevelopment Project), (XLCA), 4.25%, 8/1/36	13,690	12,336,470

		$326,997,826

Insured – Student Loan — 1.8%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$45,125	$49,788,218
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	41,710	41,961,094

		$91,749,312

Insured – Transportation — 6.7%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	$13,335	$3,756,336
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/38	22,385	5,913,222
Metropolitan Transportation Authority, NY, (AGM), 4.00%, 11/15/30	9,240	9,867,950
Miami-Dade County, FL, (Miami International Airport), (AGM), (AMT), 5.25%, 10/1/41	50,000	54,861,000

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)
North Texas Tollway Authority, (AGC), 0.00%, 1/1/33	$104,265	$44,768,263
North Texas Tollway Authority, (AGC), 6.20%, (0.00% until 1/1/15), 1/1/42	58,690	63,387,548
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	38,705	41,147,285
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	21,420	24,368,249
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/22	46,300	34,154,121
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/32	31,045	9,898,388
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/34	119,480	33,711,282
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/35	30,935	8,203,962

		$334,037,606

Lease Revenue / Certificates of Participation — 2.7%
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$38,385	$45,013,705
Mohave County, AZ, Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	38,660	49,371,913
North Carolina, Capital Improvement Limited Obligation Bonds, 5.25%, 5/1/31(9)	36,925	43,080,767

		$137,466,385

Nursing Home — 0.5%
Hillsborough County, FL, Industrial Development Authority, (Tampa Bay Retirement Center), 8.00%, 6/1/25	$7,885	$7,911,257
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	9,780	9,687,188
Montgomery County, PA, Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	8,415	8,422,826
Westmoreland County, PA, Industrial Development Authority, (Highland Health Systems, Inc.), 9.25%, 6/1/22	1,645	1,276,816

		$27,298,087

Other Revenue — 4.8%
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.00%, 7/15/30	$12,735	$15,236,536
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	16,295	19,523,202
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.375%, 7/15/43	7,785	9,333,748
Central Falls, RI, Detention Facility Corp., 7.25%, 7/15/35	250	215,070

15	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)
New York, NY, Industrial Development Agency, (Bronx Parking Development Co., LLC), 5.875%, 10/1/46	$12,330	$5,198,328
New York, NY, Transitional Finance Authority, (Building Aid), 5.00%, 7/15/36	20,155	22,740,282
Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(6)	12,000	10,188,840
Non-Profit Preferred Funding Trust, Various States, 4.72%, 9/15/37(6)	19,000	15,422,490
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	20,625	23,074,013
Seminole Tribe, FL, 5.25%, 10/1/27(6)	1,000	1,076,420
Seminole Tribe, FL, 5.50%, 10/1/24(6)	11,915	13,030,840
Seminole Tribe, FL, 5.75%, 10/1/22(6)	2,100	2,325,939
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	68,720	88,832,282
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/31	8,160	8,659,392
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/32	7,875	8,324,820

		$243,182,202

Senior Living / Life Care — 0.2%
Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	$400	$409,776
Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(10)	410	102,500
North Miami, FL, (Imperial Club), 6.125%, 1/1/42(10)	16,435	8,216,350
Plantation Health Facilities Authority, FL, (Covenant Village of Florida), 5.125%, 12/1/22	1,750	1,751,680

		$10,480,306

Special Tax Revenue — 5.5%
Dupree Lakes, FL, Community Development District, 5.375%, 5/1/37	$890	$831,349
Dupree Lakes, FL, Community Development District, 6.83%, 11/1/15	270	273,318
Heritage Harbor South Community Development District, FL, (Capital Improvements), 6.20%, 5/1/35	570	591,124
Heritage Harbor South Community Development District, FL, (Capital Improvements), 6.50%, 5/1/34	440	445,698
Illinois, Sales Tax Revenue, 5.00%, 6/15/31	9,030	10,311,086
Illinois, Sales Tax Revenue, 5.00%, 6/15/32	8,700	9,873,282
Illinois, Sales Tax Revenue, 5.00%, 6/15/33	9,250	10,475,995
Maryland Department of Transportation, 5.00%, 2/15/25	13,455	16,188,383
Maryland Department of Transportation, 5.00%, 2/15/26	14,125	16,873,725
Maryland Department of Transportation, 5.00%, 2/15/27	14,835	17,605,436

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34(9)	$29,055	$33,486,178
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, 0.00%, 11/15/30	39,175	20,974,687
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, 0.00%, 11/15/32	74,070	35,835,807
New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(2)	230	0
New River, FL, Community Development District, (Capital Improvements), 5.35%, 5/1/38(2)	80	0
New River, FL, Community Development District, (Capital Improvements), Series 2010A-1, 5.75%, 5/1/38	165	129,918
New River, FL, Community Development District, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% to 11/1/14), 5/1/38	430	186,690
New River, FL, Community Development District, (Capital Improvements), Series 2010B-1, 5.00%, 5/1/15	260	238,443
New River, FL, Community Development District, (Capital Improvements), Series 2010B-2, 5.00%, (0.00% to 11/1/13), 5/1/18	335	159,413
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/39	18,500	20,790,115
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.25%, 2/1/30	26,875	31,636,175
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/43	10,000	11,257,000
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	483,025	34,526,627
River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	1,075	954,149
Southern Hills Plantation I, FL, Community Development District, Series A1, 5.80%, 5/1/35	545	459,719
Southern Hills Plantation I, FL, Community Development District, Series A2, 5.80%, 5/1/35	405	265,360
Sterling Hill, FL, Community Development District, 6.20%, 5/1/35	1,665	1,330,402
Tiverton, RI, (Villages on Mount Hope Bay), 6.875%, 5/1/22	400	403,908

		$276,103,987

Student Loan — 0.7%
Iowa Student Loan Liquidity Corp., 5.25%, 12/1/22	$14,800	$16,412,756
Iowa Student Loan Liquidity Corp., 5.50%, 12/1/27	5,880	6,153,302
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/27	10,010	10,840,830

		$33,406,888

16	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation — 23.2%
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	$4,260	$4,964,263
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/32	21,430	23,455,564
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/37	38,450	41,206,480
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/38	36,040	38,542,618
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), Series D, 5.00%, 11/1/42	26,255	27,921,405
Illinois Toll Highway Authority, 5.25%, 1/1/29	13,160	15,110,312
Illinois Toll Highway Authority, 5.25%, 1/1/30(3)(4)	18,180	20,802,101
Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(3)(4)	16,200	18,215,604
Metropolitan Transportation Authority, NY, 5.00%, 11/15/43(11)	25,000	27,513,000
Metropolitan Transportation Authority, NY, 5.25%, 11/15/38	14,565	16,362,321
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	19,475	24,426,324
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	15,870	17,523,495
Miami-Dade County, FL, (Miami International Airport), 5.50%, 10/1/36	47,090	54,289,119
New Jersey Transportation Trust Fund Authority, (Transportation Program), 4.00%, 6/15/30	18,865	19,488,866
New Jersey Transportation Trust Fund Authority, (Transportation Program), 4.00%, 6/15/31	28,145	28,875,363
New Jersey Transportation Trust Fund Authority, (Transportation System), 2008 Series A, 0.00%, 12/15/36	91,425	29,997,457
New Jersey Transportation Trust Fund Authority, (Transportation System), 2008 Series A, 0.00%, 12/15/38	50,000	14,490,500
New Jersey Transportation Trust Fund Authority, (Transportation System), 2008 Series A, 5.875%, 12/15/38	55,250	65,180,082
New Jersey Transportation Trust Fund Authority, (Transportation System), 2009 Series A, 0.00%, 12/15/38	108,655	31,348,054
New Jersey Turnpike Authority, 5.00%, 1/1/43(11)	26,185	28,606,065
New York Liberty Development Corp., (One World Trade Center), 5.00%, 12/15/41	18,230	20,361,816
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	15,845	17,923,072
New York Thruway Authority, 5.00%, 1/1/42	10,315	11,338,145
North Texas Tollway Authority, 5.75%, 1/1/38	66,265	74,960,956
Orlando-Orange County, FL, Expressway Authority, Series A, 5.00%, 7/1/35	15,000	16,495,950
Orlando-Orange County, FL, Expressway Authority, Series A, 5.00%, 7/1/40	14,735	16,085,905

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	$9,305	$10,064,846
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	13,010	12,555,951
Pennsylvania Turnpike Commission, 5.45%, (0.00% until 12/1/15), 12/1/35	12,125	11,563,613
Pennsylvania Turnpike Commission, 6.00%, (0.00% until 12/1/15), 12/1/34	25,000	24,531,750
Pennsylvania Turnpike Commission, 6.50%, 12/1/36	10,000	12,089,400
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/26	20,845	23,241,967
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/27	20,675	22,865,103
Port Authority of New York and New Jersey, 5.00%, 10/15/36	23,075	25,711,780
Port Authority of New York and New Jersey, 5.25%, 7/15/36	10,310	12,040,430
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37	19,035	20,441,496
Port Authority of New York and New Jersey, (AMT), 4.75%, 4/15/37	14,505	15,422,731
Port Authority of New York and New Jersey, (AMT), 4.75%, 4/15/37(3)	80,490	85,582,602
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23(3)	28,890	33,121,518
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	29,200	35,623,416
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	24,110	28,670,648
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/41	38,865	41,894,138
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(3)	38,980	45,462,764

		$1,166,368,990

Water and Sewer — 5.5%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$10,330	$11,142,868
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	17,215	18,622,843
Metropolitan Water District of Southern California, 5.00%, 7/1/37(3)	34,800	39,367,152
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(3)(4)	42,030	49,681,141
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), Series BB, 5.00%, 6/15/47	79,250	88,087,168
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), Series CC, 5.00%, 6/15/47(3)	46,140	51,588,211
Northeast Ohio Regional Sewer District, 5.00%, 11/15/43(11)	16,580	18,753,306

		$277,242,689

Total Tax-Exempt Municipal Securities —112.9% (identified cost $5,234,819,069)		$5,677,332,972

17	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2013

Portfolio of Investments (Unaudited) — continued

Taxable Municipal Securities — 4.0%

Security	Principal Amount (000’s omitted)	Value

Electric Utilities — 2.6%
Municipal Electric Authority of Georgia, 6.637%, 4/1/57(12)	$50,000	$59,530,500
Municipal Electric Authority of Georgia, 6.655%, 4/1/57(12)	60,080	70,965,895

		$130,496,395

General Obligations — 0.8%
Texas, (Texas Transportation Commission), 4.681%, 4/1/40(12)	$33,545	$38,644,846
Washington, Motor Vehicle Fuel Tax, 5.14%, 8/1/40(12)	1,025	1,230,287

		$39,875,133

Insured – Special Tax Revenue — 0.3%
Colony Local Development Corp., TX, Sales Tax Revenue, (BHAC), 4.881%, 10/1/47	$15,000	$15,482,250

		$15,482,250

Transportation — 0.3%
Texas Transportation Commission, 5.178%, 4/1/30(12)	$12,800	$15,721,088

		$15,721,088

Total Taxable Municipal Securities — 4.0% (identified cost $199,198,317)		$201,574,866

Total Investments — 116.9% (identified cost $5,434,017,386)		$5,878,907,838

Other Assets, Less Liabilities — (16.9)%		$(850,465,584)

Net Assets — 100.0%		$5,028,442,254

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund
XLCA	–	XL Capital Assurance, Inc.

At March 31, 2013, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	21.2%
Texas	21.1%
California	17.2%
Florida	10.6%
Others, representing less than 10% individually	46.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2013, 18.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.2% to 6.8% of total investments.

(1)	Defaulted matured security.

(2)	Defaulted security. Issuer has defaulted on the payment of interest or has filed for bankruptcy.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $84,412,884.

(5)	Amount is less than 0.05%.

(6)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2013, the aggregate value of these securities is $52,423,797 or 1.0% of the Fund’s net assets.

(7)

Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $27,760,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(8)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at March 31, 2013.

(9)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(10)	Security is in default and making only partial interest payments.

(11)	When-issued security.

(12)

Build America Bond. Represents taxable municipal obligation issued pursuant to the America Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

18	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2013

Statements of Assets and Liabilities (Unaudited)

	March 31, 2013
Assets	AMT-Free Fund	National Fund
Investments —
Identified cost	$457,436,358	$5,434,017,386
Unrealized appreciation	60,473,649	444,890,452
Investments, at value	$517,910,007	$5,878,907,838
Cash	$4,728,186	$52,776
Restricted cash*	1,000,000	16,850,000
Interest receivable	5,866,193	67,474,772
Receivable for investments sold	335,725	24,393,090
Receivable for Fund shares sold	485,843	13,010,173
Receivable for variation margin on open financial futures contracts	62,766	468,751
Total assets	$530,388,720	$6,001,157,400
Liabilities
Payable for floating rate notes issued	$70,350,000	$767,068,000
Demand note payable	—	97,600,000
Payable for investments purchased	284,604	5,286,466
Payable for when-issued securities	—	74,488,759
Payable for Fund shares redeemed	1,129,939	19,935,752
Distributions payable	312,941	3,345,192
Payable to affiliates:
Investment adviser fee	176,044	1,397,174
Distribution and service fees	108,979	1,484,965
Interest expense and fees payable	106,804	1,308,870
Accrued expenses	92,143	799,968
Total liabilities	$72,561,454	$972,715,146
Net Assets	$457,827,266	$5,028,442,254
Sources of Net Assets
Paid-in capital	$536,386,968	$5,742,578,176
Accumulated net realized loss	(139,786,464)	(1,160,621,288)
Accumulated undistributed net investment income	1,514,608	9,529,436
Net unrealized appreciation	59,712,154	436,955,930
Net Assets	$457,827,266	$5,028,442,254
Class A Shares
Net Assets	$283,375,161	$2,788,661,647
Shares Outstanding	29,698,029	272,220,145
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.54	$10.24
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.02	$10.75
Class B Shares
Net Assets	$4,094,318	$87,525,034
Shares Outstanding	431,923	8,544,883
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.48	$10.24
Class C Shares
Net Assets	$52,628,794	$941,953,739
Shares Outstanding	5,546,395	91,951,836
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.49	$10.24
Class I Shares
Net Assets	$117,728,993	$1,210,301,834
Shares Outstanding	11,296,091	118,119,277
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.42	$10.25

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.
**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

19	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2013

Statements of Operations (Unaudited)

	Six Months Ended March 31, 2013
Investment Income	AMT-Free Fund	National Fund
Interest	$11,800,910	$135,086,199
Total investment income	$11,800,910	$135,086,199

Expenses
Investment adviser fee	$1,055,534	$8,373,702
Distribution and service fees
Class A	367,737	3,650,190
Class B	23,515	483,589
Class C	259,625	4,866,981
Trustees’ fees and expenses	9,404	34,000
Custodian fee	95,803	367,060
Transfer and dividend disbursing agent fees	75,956	1,117,450
Legal and accounting services	43,483	94,991
Printing and postage	17,823	141,306
Registration fees	48,325	75,707
Interest expense and fees	230,210	2,624,966
Miscellaneous	26,961	187,377
Total expenses	$2,254,376	$22,017,319
Deduct —
Reduction of custodian fee	$1,725	$16,979
Total expense reductions	$1,725	$16,979

Net expenses	$2,252,651	$22,000,340

Net investment income	$9,548,259	$113,085,859

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,990,539	$48,018,580
Financial futures contracts	907,798	38,231,888
Net realized gain	$2,898,337	$86,250,468
Change in unrealized appreciation (depreciation) —
Investments	$(5,095,774)	$(49,411,473)
Financial futures contracts	(581,106)	(11,953,460)
Net change in unrealized appreciation (depreciation)	$(5,676,880)	$(61,364,933)

Net realized and unrealized gain (loss)	$(2,778,543)	$24,885,535

Net increase in net assets from operations	$6,769,716	$137,971,394

20	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2013

Statements of Changes in Net Assets

	AMT-Free Fund
Increase (Decrease) in Net Assets	Six Months Ended March 31, 2013 (Unaudited)	Nine Months Ended September 30, 2012	Year Ended December 31, 2011
From operations —
Net investment income	$9,548,259	$14,998,386	$23,753,368
Net realized gain (loss) from investment transactions, financial futures contracts and swap contracts	2,898,337	(3,074,263)	(32,534,446)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(5,676,880)	41,371,974	57,135,517
Net increase in net assets from operations	$6,769,716	$53,296,097	$48,354,439
Distributions to shareholders —
From net investment income
Class A	$(5,942,354)	$(9,761,483)	$(15,483,695)
Class B	(77,089)	(159,199)	(442,545)
Class C	(852,874)	(1,230,918)	(1,854,364)
Class I	(2,627,267)	(3,784,410)	(5,281,700)
Total distributions to shareholders	$(9,499,584)	$(14,936,010)	$(23,062,304)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$25,421,462	$33,880,654	$55,633,479
Class B	72,968	336,450	461,154
Class C	6,398,803	6,047,372	5,655,512
Class I	15,381,545	28,626,835	22,704,897
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	5,131,831	8,299,346	11,657,848
Class B	58,136	113,410	276,699
Class C	600,262	848,908	1,193,795
Class I	1,793,584	2,657,036	3,252,773
Cost of shares redeemed
Class A	(39,970,414)	(75,808,231)	(135,424,615)
Class B	(353,220)	(873,347)	(2,297,151)
Class C	(4,140,190)	(4,514,089)	(15,750,550)
Class I	(24,359,551)	(16,414,791)	(59,257,421)
Net asset value of shares exchanged
Class A	906,924	2,669,709	4,269,162
Class B	(906,924)	(2,669,709)	(4,269,162)
Net decrease in net assets from Fund share transactions	$(13,964,784)	$(16,800,447)	$(111,893,580)

Net increase (decrease) in net assets	$(16,694,652)	$21,559,640	$(86,601,445)

Net Assets
At beginning of period	$474,521,918	$452,962,278	$539,563,723
At end of period	$457,827,266	$474,521,918	$452,962,278

Accumulated undistributed net investment income included in net assets
At end of period	$1,514,608	$1,465,933	$1,465,250

21	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2013

Statements of Changes in Net Assets — continued

	National Fund
Increase (Decrease) in Net Assets	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012
From operations —
Net investment income	$113,085,859	$230,725,889
Net realized gain (loss) from investment transactions and financial futures contracts	86,250,468	(68,259,402)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(61,364,933)	483,770,584
Net increase in net assets from operations	$137,971,394	$646,237,071
Distributions to shareholders —
From net investment income
Class A	$(64,965,541)	$(142,373,836)
Class B	(1,788,424)	(4,767,756)
Class C	(18,002,561)	(39,387,478)
Class I	(28,361,488)	(45,196,462)
Total distributions to shareholders	$(113,118,014)	$(231,725,532)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$186,499,094	$317,496,688
Class B	663,911	1,973,451
Class C	48,762,773	107,685,560
Class I	268,462,768	538,748,264
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	52,544,535	110,453,071
Class B	1,414,739	3,612,439
Class C	12,926,612	26,941,458
Class I	23,610,118	36,133,409
Cost of shares redeemed
Class A	(450,535,756)	(587,169,042)
Class B	(9,714,353)	(19,698,921)
Class C	(105,340,364)	(167,582,529)
Class I	(228,094,999)	(305,377,746)
Net asset value of shares exchanged
Class A	9,093,639	14,370,975
Class B	(9,093,639)	(14,370,975)
Net increase (decrease) in net assets from Fund share transactions	$(198,800,922)	$63,216,102

Net increase (decrease) in net assets	$(173,947,542)	$477,727,641

Net Assets
At beginning of period	$5,202,389,796	$4,724,662,155
At end of period	$5,028,442,254	$5,202,389,796

Accumulated undistributed net investment income included in net assets
At end of period	$9,529,436	$9,561,591

22	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2013

Statements of Cash Flows (Unaudited)

	Six Months Ended March 31, 2013
Cash Flows From Operating Activities	AMT-Free Fund	National Fund
Net increase in net assets from operations	$6,769,716	$137,971,394
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(104,805,586)	(2,452,321,779)
Investments sold	113,628,193	2,501,659,111
Net amortization/accretion of premium (discount)	(1,233,894)	(15,168,843)
Decrease in restricted cash	—	17,300,000
Decrease in interest receivable	160,979	3,241,985
Decrease (increase) in receivable for variation margin on open financial futures contracts	(34,938)	906,250
Increase in payable to affiliate for investment adviser fee	2,540	29,963
Increase (decrease) in payable to affiliate for distribution and service fees	4,269	(4,572)
Decrease in interest expense and fees payable	(19,793)	(322,049)
Increase (decrease) in accrued expenses	(60,300)	67,506
Net change in unrealized (appreciation) depreciation from investments	5,095,774	49,411,473
Net realized gain from investments	(1,990,539)	(48,018,580)
Net cash provided by operating activities	$17,516,421	$194,751,859

Cash Flows From Financing Activities
Proceeds from Fund shares sold	$47,162,372	$505,686,266
Fund shares redeemed	(68,470,650)	(788,881,642)
Distributions paid, net of reinvestments	(1,928,118)	(23,310,985)
Proceeds from secured borrowings	4,000,000	70,605,000
Repayment of secured borrowings	—	(37,250,000)
Increase in demand note payable	—	78,400,000
Net cash used in financing activities	$(19,236,396)	$(194,751,361)

Net increase (decrease) in cash	$(1,719,975)	$498

Cash at beginning of period	$6,448,161	$52,278

Cash at end of period	$4,728,186	$52,776

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$7,583,813	$90,496,004
Cash paid for interest and fees	250,003	2,947,015

23	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2013

Financial Highlights

	AMT-Free Fund — Class A
	Six Months Ended March 31, 2013 (Unaudited)		Nine Months Ended September 30, 2012(1)		Year Ended December 31,
					2011	2010	2009	2008	2007
Net asset value — Beginning of period	$9.600		$8.840		$8.320	$8.800	$7.030	$9.590	$10.160

Income (Loss) From Operations
Net investment income(2)	$0.196		$0.296		$0.437	$0.436	$0.429	$0.421	$0.409
Net realized and unrealized gain (loss)	(0.061)		0.758		0.505	(0.487)	1.763	(2.569)	(0.573)

Total income (loss) from operations	$0.135		$1.054		$0.942	$(0.051)	$2.192	$(2.148)	$(0.164)

Less Distributions
From net investment income	$(0.195)		$(0.294)		$(0.422)	$(0.429)	$(0.422)	$(0.412)	$(0.406)

Total distributions	$(0.195)		$(0.294)		$(0.422)	$(0.429)	$(0.422)	$(0.412)	$(0.406)

Net asset value — End of period	$9.540		$9.600		$8.840	$8.320	$8.800	$7.030	$9.590

Total Return(3)	1.39	%(4)	12.06	%(4)	11.68%	(0.79)%	31.71%	(23.07)%	(1.66)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$283,375		$293,544		$299,566	$345,914	$464,221	$454,906	$623,368
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.83	%(5)	0.84	%(5)	0.85%	0.83%	0.84%	0.81%	0.78	%(6)
Interest and fee expense(7)	0.10	%(5)	0.11	%(5)	0.12%	0.13%	0.11%	0.32%	0.31%
Total expenses before custodian fee reduction	0.93	%(5)	0.95	%(5)	0.97%	0.96%	0.95%	1.13%	1.09	%(6)
Expenses after custodian fee reduction excluding interest and fees	0.83	%(5)	0.84	%(5)	0.85%	0.83%	0.84%	0.80%	0.75	%(6)
Net investment income	4.06	%(5)	4.24	%(5)	5.19%	4.90%	5.20%	4.80%	4.15%
Portfolio Turnover	19	%(4)	26	%(4)	20%	15%	46%	73%	64%

(1)	The Fund changed its fiscal year-end from December 31 to September 30.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended December 31, 2007).

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

24	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2013

Financial Highlights — continued

	AMT-Free Fund — Class B
	Six Months Ended March 31, 2013 (Unaudited)		Nine Months Ended September 30, 2012(1)		Year Ended December 31,
					2011	2010	2009	2008	2007
Net asset value — Beginning of period	$9.540		$8.780		$8.270	$8.740	$6.980	$9.530	$10.100

Income (Loss) From Operations
Net investment income(2)	$0.159		$0.242		$0.372	$0.368	$0.365	$0.353	$0.335
Net realized and unrealized gain (loss)	(0.061)		0.758		0.495	(0.477)	1.755	(2.562)	(0.577)

Total income (loss) from operations	$0.098		$1.000		$0.867	$(0.109)	$2.120	$(2.209)	$(0.242)

Less Distributions
From net investment income	$(0.158)		$(0.240)		$(0.357)	$(0.361)	$(0.360)	$(0.341)	$(0.328)

Total distributions	$(0.158)		$(0.240)		$(0.357)	$(0.361)	$(0.360)	$(0.341)	$(0.328)

Net asset value — End of period	$9.480		$9.540		$8.780	$8.270	$8.740	$6.980	$9.530

Total Return(3)	1.01	%(4)	11.50	%(4)	10.76%	(1.43)%	30.80%	(23.75)%	(2.44)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,094		$5,236		$7,771	$13,078	$19,252	$21,293	$37,610
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.58	%(5)	1.59	%(5)	1.61%	1.58%	1.59%	1.56%	1.53	%(6)
Interest and fee expense(7)	0.10	%(5)	0.11	%(5)	0.12%	0.13%	0.11%	0.32%	0.31%
Total expenses before custodian fee reduction	1.68	%(5)	1.70	%(5)	1.73%	1.71%	1.70%	1.88%	1.84	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.58	%(5)	1.59	%(5)	1.61%	1.58%	1.59%	1.55%	1.50	%(6)
Net investment income	3.31	%(5)	3.50	%(5)	4.46%	4.16%	4.47%	4.02%	3.41%
Portfolio Turnover	19	%(4)	26	%(4)	20%	15%	46%	73%	64%

(1)	The Fund changed its fiscal year-end from December 31 to September 30.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended December 31, 2007).

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

25	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2013

Financial Highlights — continued

	AMT-Free Fund — Class C
	Six Months Ended March 31, 2013 (Unaudited)		Nine Months Ended September 30, 2012(1)		Year Ended December 31,
					2011	2010	2009	2008	2007
Net asset value — Beginning of period	$9.550		$8.790		$8.280	$8.750	$6.990	$9.540	$10.100

Income (Loss) From Operations
Net investment income(2)	$0.159		$0.242		$0.371	$0.367	$0.365	$0.352	$0.333
Net realized and unrealized gain (loss)	(0.061)		0.758		0.496	(0.475)	1.755	(2.561)	(0.565)

Total income (loss) from operations	$0.098		$1.000		$0.867	$(0.108)	$2.120	$(2.209)	$(0.232)

Less Distributions
From net investment income	$(0.158)		$(0.240)		$(0.357)	$(0.362)	$(0.360)	$(0.341)	$(0.328)

Total distributions	$(0.158)		$(0.240)		$(0.357)	$(0.362)	$(0.360)	$(0.341)	$(0.328)

Net asset value — End of period	$9.490		$9.550		$8.790	$8.280	$8.750	$6.990	$9.540

Total Return(3)	1.01	%(4)	11.49	%(4)	10.76%	(1.42)%	30.76%	(23.73)%	(2.34)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$52,629		$50,099		$43,863	$50,369	$56,641	$47,494	$49,953
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.58	%(5)	1.59	%(5)	1.61%	1.57%	1.59%	1.56%	1.52	%(6)
Interest and fee expense(7)	0.10	%(5)	0.11	%(5)	0.12%	0.13%	0.11%	0.32%	0.31%
Total expenses before custodian fee reduction	1.68	%(5)	1.70	%(5)	1.73%	1.70%	1.70%	1.88%	1.83	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.58	%(5)	1.59	%(5)	1.61%	1.57%	1.59%	1.55%	1.49	%(6)
Net investment income	3.30	%(5)	3.48	%(5)	4.42%	4.14%	4.44%	4.06%	3.41%
Portfolio Turnover	19	%(4)	26	%(4)	20%	15%	46%	73%	64%

(1)	The Fund changed its fiscal year-end from December 31 to September 30.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended December 31, 2007).

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

26	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2013

Financial Highlights — continued

	AMT-Free Fund — Class I
	Six Months Ended March 31, 2013 (Unaudited)		Nine Months Ended September 30, 2012(1)		Year Ended December 31,
					2011	2010	2009	2008	2007
Net asset value — Beginning of period	$10.480		$9.660		$9.090	$9.610	$7.670	$10.480	$11.100

Income (Loss) From Operations
Net investment income(2)	$0.228		$0.341		$0.500	$0.500	$0.491	$0.484	$0.474
Net realized and unrealized gain (loss)	(0.062)		0.819		0.554	(0.528)	1.932	(2.817)	(0.623)

Total income (loss) from operations	$0.166		$1.160		$1.054	$(0.028)	$2.423	$(2.333)	$(0.149)

Less Distributions
From net investment income	$(0.226)		$(0.340)		$(0.484)	$(0.492)	$(0.483)	$(0.477)	$(0.471)

Total distributions	$(0.226)		$(0.340)		$(0.484)	$(0.492)	$(0.483)	$(0.477)	$(0.471)

Net asset value — End of period	$10.420		$10.480		$9.660	$9.090	$9.610	$7.670	$10.480

Total Return(3)	1.58	%(4)	12.27	%(4)	11.87%	(0.50)%	31.98%	(22.88)%	(1.38)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$117,729		$125,642		$101,762	$130,202	$196,069	$123,810	$215,985
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.58	%(5)	0.59	%(5)	0.60%	0.57%	0.59%	0.56%	0.53	%(6)
Interest and fee expense(7)	0.10	%(5)	0.11	%(5)	0.12%	0.13%	0.11%	0.32%	0.31%
Total expenses before custodian fee reduction	0.68	%(5)	0.70	%(5)	0.72%	0.70%	0.70%	0.88%	0.84	%(6)
Expenses after custodian fee reduction excluding interest and fees	0.58	%(5)	0.59	%(5)	0.60%	0.57%	0.59%	0.55%	0.50	%(6)
Net investment income	4.32	%(5)	4.48	%(5)	5.42%	5.14%	5.43%	5.02%	4.41%
Portfolio Turnover	19	%(4)	26	%(4)	20%	15%	46%	73%	64%

(1)	The Fund changed its fiscal year-end from December 31 to September 30.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended December 31, 2007).

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

27	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2013

Financial Highlights — continued

	National Fund — Class A
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$10.200		$9.360	$10.020	$10.040	$9.060	$11.490

Income (Loss) From Operations
Net investment income(1)	$0.230		$0.477	$0.549	$0.527	$0.527	$0.533
Net realized and unrealized gain (loss)	0.040		0.842	(0.682)	(0.022)	0.984	(2.431)

Total income (loss) from operations	$0.270		$1.319	$(0.133)	$0.505	$1.511	$(1.898)

Less Distributions
From net investment income	$(0.230)		$(0.479)	$(0.527)	$(0.525)	$(0.531)	$(0.532)

Total distributions	$(0.230)		$(0.479)	$(0.527)	$(0.525)	$(0.531)	$(0.532)

Net asset value — End of period	$10.240		$10.200	$9.360	$10.020	$10.040	$9.060

Total Return(2)	2.64	%(3)	14.42%	(1.00)%	5.36%	17.97%	(17.03)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,788,662		$2,975,655	$2,872,630	$3,971,060	$4,811,295	$3,987,956
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.65	%(4)	0.67%	0.69%	0.67%	0.70%	0.64%
Interest and fee expense(5)	0.10	%(4)	0.11%	0.13%	0.13%	0.23%	0.46%
Total expenses before custodian fee reduction	0.75	%(4)	0.78%	0.82%	0.80%	0.93%	1.10%
Expenses after custodian fee reduction excluding interest and fees	0.65	%(4)	0.67%	0.69%	0.67%	0.70%	0.63%
Net investment income	4.45	%(4)	4.88%	6.04%	5.45%	6.22%	5.00%
Portfolio Turnover	41	%(3)	59%	18%	20%	46%	64%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

28	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2013

Financial Highlights — continued

	National Fund — Class B
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$10.200		$9.360	$10.020	$10.050	$9.060	$11.490

Income (Loss) From Operations
Net investment income(1)	$0.191		$0.405	$0.480	$0.455	$0.464	$0.454
Net realized and unrealized gain (loss)	0.040		0.840	(0.681)	(0.029)	0.992	(2.435)

Total income (loss) from operations	$0.231		$1.245	$(0.201)	$0.426	$1.456	$(1.981)

Less Distributions
From net investment income	$(0.191)		$(0.405)	$(0.459)	$(0.456)	$(0.466)	$(0.449)

Total distributions	$(0.191)		$(0.405)	$(0.459)	$(0.456)	$(0.466)	$(0.449)

Net asset value — End of period	$10.240		$10.200	$9.360	$10.020	$10.050	$9.060

Total Return(2)	2.26	%(3)	13.57%	(1.73)%	4.51%	17.18%	(17.69)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$87,525		$103,613	$122,288	$160,946	$179,657	$138,052
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.40	%(4)	1.42%	1.44%	1.42%	1.45%	1.39%
Interest and fee expense(5)	0.10	%(4)	0.11%	0.13%	0.13%	0.23%	0.46%
Total expenses before custodian fee reduction	1.50	%(4)	1.53%	1.57%	1.55%	1.68%	1.85%
Expenses after custodian fee reduction excluding interest and fees	1.40	%(4)	1.42%	1.44%	1.42%	1.45%	1.38%
Net investment income	3.70	%(4)	4.15%	5.29%	4.70%	5.48%	4.25%
Portfolio Turnover	41	%(3)	59%	18%	20%	46%	64%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

29	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2013

Financial Highlights — continued

	National Fund — Class C
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$10.200		$9.360	$10.020	$10.050	$9.060	$11.490

Income (Loss) From Operations
Net investment income(1)	$0.191		$0.404	$0.481	$0.455	$0.464	$0.453
Net realized and unrealized gain (loss)	0.040		0.841	(0.682)	(0.029)	0.992	(2.434)

Total income (loss) from operations	$0.231		$1.245	$(0.201)	$0.426	$1.456	$(1.981)

Less Distributions
From net investment income	$(0.191)		$(0.405)	$(0.459)	$(0.456)	$(0.466)	$(0.449)

Total distributions	$(0.191)		$(0.405)	$(0.459)	$(0.456)	$(0.466)	$(0.449)

Net asset value — End of period	$10.240		$10.200	$9.360	$10.020	$10.050	$9.060

Total Return(2)	2.26	%(3)	13.58%	(1.74)%	4.51%	17.18%	(17.69)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$941,954		$980,799	$932,773	$1,281,278	$1,367,785	$1,143,256
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.40	%(4)	1.42%	1.44%	1.42%	1.45%	1.39%
Interest and fee expense(5)	0.10	%(4)	0.11%	0.13%	0.13%	0.23%	0.46%
Total expenses before custodian fee reduction	1.50	%(4)	1.53%	1.57%	1.55%	1.68%	1.85%
Expenses after custodian fee reduction excluding interest and fees	1.40	%(4)	1.42%	1.44%	1.42%	1.45%	1.38%
Net investment income	3.70	%(4)	4.13%	5.29%	4.70%	5.46%	4.25%
Portfolio Turnover	41	%(3)	59%	18%	20%	46%	64%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

30	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2013

Financial Highlights — continued

	National Fund — Class I
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$10.200		$9.360	$10.020	$10.040	$9.060	$11.490

Income (Loss) From Operations
Net investment income(1)	$0.243		$0.499	$0.565	$0.552	$0.550	$0.559
Net realized and unrealized gain (loss)	0.050		0.844	(0.675)	(0.024)	0.983	(2.429)

Total income (loss) from operations	$0.293		$1.343	$(0.110)	$0.528	$1.533	$(1.870)

Less Distributions
From net investment income	$(0.243)		$(0.503)	$(0.550)	$(0.548)	$(0.553)	$(0.560)

Total distributions	$(0.243)		$(0.503)	$(0.550)	$(0.548)	$(0.553)	$(0.560)

Net asset value — End of period	$10.250		$10.200	$9.360	$10.020	$10.040	$9.060

Total Return(2)	2.87	%(3)	14.71%	(0.75)%	5.61%	18.28%	(16.81)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,210,302		$1,142,323	$796,970	$522,370	$217,630	$144,692
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.40	%(4)	0.42%	0.43%	0.42%	0.44%	0.40%
Interest and fee expense(5)	0.10	%(4)	0.11%	0.13%	0.13%	0.23%	0.46%
Total expenses before custodian fee reduction	0.50	%(4)	0.53%	0.56%	0.55%	0.67%	0.86%
Expenses after custodian fee reduction excluding interest and fees	0.40	%(4)	0.42%	0.43%	0.42%	0.44%	0.39%
Net investment income	4.69	%(4)	5.09%	6.23%	5.70%	6.47%	5.26%
Portfolio Turnover	41	%(3)	59%	18%	20%	46%	64%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

31	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance AMT-Free Municipal Income Fund (AMT-Free Fund) and Eaton Vance National Municipal Income Fund (National Fund) (each individually referred to as the Fund, and collectively, the Funds) are a diversified series of Eaton Vance Mutual Funds Trust and Eaton Vance Municipals Trust, respectively (collectively, the Trusts). The Trusts are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. The Funds’ investment objective is to provide current income exempt from regular federal income tax. The Funds offer four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. For National Fund, the portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At September 30, 2012, the Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Funds’ next taxable year and are treated as realized prior to

32

Eaton Vance

Municipal Income Funds

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

the utilization of the capital loss carryforward. The amounts and expiration dates of the capital loss carryforwards and the amounts of the deferred capital losses are as follows:

Expiration Date	AMT-Free Fund	National Fund

September 30, 2013	$1,429,405	$2,604,551
September 30, 2014	—	390,519
September 30, 2015	12,777,842	1,392,026
September 30, 2016	23,678,685	52,850,319
September 30, 2017	55,876,213	9,883,906
September 30, 2018	10,549,691	792,861,604
September 30, 2019	—	56,374,590

Total capital loss carryforward	$104,311,836	$916,357,515

Deferred capital losses	$38,745,826	$364,347,602

Included in the amounts above for National Fund is a capital loss carryforward of $18,487,169 as a result of reorganizations on November 5, 2010 and September 23, 2011. Utilization of this capital loss carryforward may be limited in accordance with certain income tax regulations.

As of March 31, 2013, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trusts are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under each Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Trust) could be deemed to have personal liability for the obligations of the Trust. However, each Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating

33

Eaton Vance

Municipal Income Funds

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 11) at March 31, 2013. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At March 31, 2013, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	AMT-Free Fund	National Fund

Floating Rate Notes Outstanding	$70,350,000	$767,068,000
Interest Rate or Range of Interest Rates (%)	0.12 - 0.13	0.12 - 0.37
Collateral for Floating Rate Notes Outstanding	$112,727,845	$1,182,238,566

For the six months ended March 31, 2013, the Funds’ average Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:

	AMT-Free Fund	National Fund

Average Floating Rate Notes Outstanding	$67,514,835	$743,748,192
Average Interest Rate	0.68%	0.71%

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2013.

The Funds may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

34

Eaton Vance

Municipal Income Funds

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

L  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

M  Interim Financial Statements — The interim financial statements relating to March 31, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) for AMT-Free Fund and Boston Management and Research (BMR), a subsidiary of EVM, for National Fund as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.300%	3.00%
$500 million up to $1billion	0.275	2.75
$1 billion up to $1.5 billion	0.250	2.50
$1.5 billion up to $2 billion	0.225	2.25
$2 billion up to $3 billion	0.200	2.00
$3 billion and over	0.175	1.75

For the six months ended March 31, 2013, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	AMT-Free Fund	National Fund

Investment Adviser Fee	$1,055,534	$8,373,702
Effective Annual Rate	0.45%	0.32%

EVM serves as administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-

35

Eaton Vance

Municipal Income Funds

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

transfer agent fees earned by EVM and Class A sales charges that the Funds were informed were received by EVD for the six months ended March 31, 2013 were as follows:

	AMT-Free Fund	National Fund

EVM’s Sub-Transfer Agent Fees	$3,041	$38,232
EVD’s Class A Sales Charges	$25,661	$271,482

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2013 for Class A shares amounted to the following:

	AMT-Free Fund	National Fund

Class A Distribution and Service Fees	$367,737	$3,650,190

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by each Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended March 31, 2013, the Funds paid or accrued to EVD the following distribution fees, representing 0.75% (annualized) of the average daily net assets of each Fund’s Class B and Class C shares:

	AMT-Free Fund	National Fund

Class B Distribution Fees	$17,636	$362,692
Class C Distribution Fees	$194,719	$3,650,236

At March 31, 2013, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately as follows:

	AMT-Free Fund	National Fund

Class B	$553,000	$7,297,000
Class C	$4,163,000	$161,311,000

Pursuant to the Class B and Class C Plans, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are

36

Eaton Vance

Municipal Income Funds

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended March 31, 2013 amounted to the following:

	AMT-Free Fund	National Fund

Class B Service Fees	$5,879	$120,897
Class C Service Fees	$64,906	$1,216,745

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to each Fund. For the six months ended March 31, 2013, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	AMT-Free Fund	National Fund

Class A	$—	$402,000
Class B	$2,000	$54,000
Class C	$1,000	$42,000

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended March 31, 2013 were as follows:

	AMT-Free Fund	National Fund

Purchases	$99,684,696	$2,402,773,074
Sales	$108,380,438	$2,442,146,001

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

AMT-Free Fund
Class A	Six Months Ended March 31, 2013 (Unaudited)	Nine Months Ended September 30, 2012	Year Ended December 31, 2011

Sales	2,618,834	3,629,796	6,686,640
Issued to shareholders electing to receive payments of distributions in Fund shares	530,598	887,574	1,380,238
Redemptions	(4,126,894)	(8,112,300)	(16,233,014)
Exchange from Class B shares	93,397	288,058	503,584

Net decrease	(884,065)	(3,306,872)	(7,662,552)

37

Eaton Vance

Municipal Income Funds

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

Class B	Six Months Ended March 31, 2013 (Unaudited)	Nine Months Ended September 30, 2012	Year Ended December 31, 2011

Sales	7,504	36,623	54,142
Issued to shareholders electing to receive payments of distributions in Fund shares	6,050	12,216	33,023
Redemptions	(36,789)	(94,870)	(276,880)
Exchange to Class A shares	(93,973)	(289,671)	(506,469)

Net decrease	(117,208)	(335,702)	(696,184)

Class C	Six Months Ended March 31, 2013 (Unaudited)	Nine Months Ended September 30, 2012	Year Ended December 31, 2011

Sales	664,773	654,771	667,393
Issued to shareholders electing to receive payments of distributions in Fund shares	62,427	91,222	142,188
Redemptions	(429,456)	(487,033)	(1,903,690)

Net increase (decrease)	297,744	258,960	(1,094,109)

Class I	Six Months Ended March 31, 2013 (Unaudited)	Nine Months Ended September 30, 2012	Year Ended December 31, 2011

Sales	1,455,034	2,797,000	2,470,334
Issued to shareholders electing to receive payments of distributions in Fund shares	169,795	259,889	352,435
Redemptions	(2,313,321)	(1,611,882)	(6,601,329)

Net increase (decrease)	(688,492)	1,445,007	(3,778,560)

National Fund
Class A	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012

Sales	17,997,976	32,466,746
Issued to shareholders electing to receive payments of distributions in Fund shares	5,072,603	11,281,344
Redemptions	(43,507,921)	(60,345,084)
Exchange from Class B shares	878,672	1,455,731

Net decrease	(19,558,670)	(15,141,263)

38

Eaton Vance

Municipal Income Funds

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

Class B	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012

Sales	64,105	207,352
Issued to shareholders electing to receive payments of distributions in Fund shares	136,593	369,639
Redemptions	(937,983)	(2,027,550)
Exchange to Class A shares	(878,740)	(1,455,864)

Net decrease	(1,616,025)	(2,906,423)

Class C	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012

Sales	4,702,267	10,979,045
Issued to shareholders electing to receive payments of distributions in Fund shares	1,247,903	2,752,860
Redemptions	(10,172,370)	(17,219,521)

Net decrease	(4,222,200)	(3,487,616)

Class I	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012

Sales	25,875,809	54,466,388
Issued to shareholders electing to receive payments of distributions in Fund shares	2,278,920	3,682,402
Redemptions	(22,021,090)	(31,293,652)

Net increase	6,133,639	26,855,138

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at March 31, 2013, as determined on a federal income tax basis, were as follows:

	AMT-Free Fund	National Fund

Aggregate cost	$387,147,273	$4,631,765,120

Gross unrealized appreciation	$63,360,890	$604,667,392
Gross unrealized depreciation	(2,948,156)	(124,592,674)

Net unrealized appreciation	$60,412,734	$480,074,718

9  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an

39

Eaton Vance

Municipal Income Funds

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. At March 31, 2013, the National Fund had a balance outstanding pursuant to this line of credit of $97,600,000 at an interest rate of 1.13%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at March 31, 2013. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 11) at March 31, 2013. The Funds’ average borrowings or allocated fees during the six months ended March 31, 2013 were not significant.

10  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at March 31, 2013 is as follows:

Futures Contracts
Fund	Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
AMT-Free	6/13	325 U.S. 10-Year Treasury Note	Short	$(42,490,617)	$(42,894,922)	$(404,305)
	6/13	182 U.S. 30-Year Treasury Bond	Short	(25,936,123)	(26,293,313)	(357,190)
National	6/13	5,000 U.S. 30-Year Treasury Bond	Short	$(714,409,228)	$(722,343,750)	$(7,934,522)

At March 31, 2013, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at March 31, 2013 were as follows:

	AMT-Free Fund		National Fund

Liability Derivative:
Futures Contracts	$(761,495	)(1)	$(7,934,522	)(1)

Total	$(761,495)		$(7,934,522)

(1)

Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2013 was as follows:

	AMT-Free Fund		National Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$907,798	(1)	$38,231,888	(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(581,106	)(2)	$(11,953,460	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

40

Eaton Vance

Municipal Income Funds

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

The average notional amounts of futures contracts outstanding during the six months ended March 31, 2013, which are indicative of the volume of this derivative type, were approximately as follows:

	AMT-Free Fund	National Fund

Average Notional Amount:
Futures Contracts	$50,700,000	$871,429,000

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2013, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

AMT-Free Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$517,910,007	$—	$517,910,007

Total Investments	$—	$517,910,007	$—	$517,910,007

Liability Description

Futures Contracts	$(761,495)	$—	$—	$(761,495)

Total	$(761,495)	$—	$—	$(761,495)

National Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$5,677,332,972	$—	$5,677,332,972

Taxable Municipal Securities	—	201,574,866	—	201,574,866

Total Investments	$—	$5,878,907,838	$—	$5,878,907,838

Liability Description

Futures Contracts	$(7,934,522)	$—	$—	$(7,934,522)

Total	$(7,934,522)	$—	$—	$(7,934,522)

The Funds held no investments or other financial instruments as of September 30, 2012 whose fair value was determined using Level 3 inputs. At March 31, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

41

Eaton Vance

Municipal Income Funds

March 31, 2013

Officers and Trustees

Officers of Eaton Vance Municipals Trust (MT) and Eaton Vance Mutual Funds Trust (MFT)

Thomas M. Metzold

President of MT

Duncan W. Richardson

President of MFT

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Municipals Trust and Eaton Vance Mutual Funds Trust

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*Interested	Trustee

42

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

43

This Page Intentionally Left Blank

Investment Advisers

AMT-Free Municipal Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

National Municipal Income Fund

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

448-5/13	HMSRC

Eaton Vance

Municipals Trust

Semiannual Report

March 31, 2013

California    •    Massachusetts    •     New York    •    Ohio

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2013

Eaton Vance

Municipal Income Funds

Table of Contents

Performance and Fund Profile

California Municipal Income Fund	2
Massachusetts Municipal Income Fund	3
New York Municipal Income Fund	4
Ohio Municipal Income Fund	5

Endnotes and Additional Disclosures	6

Fund Expenses	7

Financial Statements	10

Officers and Trustees	52

Important Notices	53

Eaton Vance

California Municipal Income Fund

March 31, 2013

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	05/27/1994	1.00%	7.09%	5.48%	4.20%	—
Class A with 4.75% Maximum Sales Charge	—	–3.81	1.99	4.46	3.69	—
Class C at NAV	08/31/2004	0.66	6.46	4.72	—	3.49%
Class C with 1% Maximum Sales Charge	—	–0.33	5.46	4.72	—	3.49
Class I at NAV	03/03/2008	1.12	7.35	5.74	—	6.50
Barclays Capital Municipal Bond Index	—	0.96%	5.25%	6.10%	5.00%	—
Barclays Capital 20 Year Municipal Bond Index	—	1.01	6.85	7.39	5.84	—

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.90%	1.65%	0.65%
Net of Interest Expense				0.84	1.59	0.59

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				3.55%	2.78%	3.80%
Taxable-Equivalent Distribution Rate				7.23	5.67	7.74
SEC 30-day Yield				2.20	1.56	2.56
Taxable-Equivalent SEC 30-day Yield				4.48	3.18	5.22

% Total Leverage[5]
Residual Interest Bond (RIB)						5.69%

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	12.0%	BBB	8.1%
AA	49.2	BB	0.5
A	25.5	Not Rated	4.7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Massachusetts Municipal Income Fund

March 31, 2013

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	12/07/1993	0.97%	7.20%	6.13%	4.27%	—
Class A with 4.75% Maximum Sales Charge	—	–3.85	2.10	5.11	3.77	—
Class C at NAV	05/02/2006	0.49	6.28	5.31	—	3.36%
Class C with 1% Maximum Sales Charge	—	–0.50	5.28	5.31	—	3.36
Class I at NAV	06/17/1993	0.97	7.30	6.32	4.49	—
Barclays Capital Municipal Bond Index	—	0.96%	5.25%	6.10%	5.00%	—
Barclays Capital 20 Year Municipal Bond Index	—	1.01	6.85	7.39	5.84	—

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.82%	1.57%	0.62%
Net of Interest Expense				0.74	1.49	0.54

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				3.52%	2.76%	3.73%
Taxable-Equivalent Distribution Rate				6.56	5.15	6.96
SEC 30-day Yield				2.08	1.44	2.39
Taxable-Equivalent SEC 30-day Yield				3.88	2.69	4.46

% Total Leverage[5]
RIB						8.14%

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	29.1%	BBB	4.6%
AA	42.6	BB	3.0
A	19.0	Not Rated	1.7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance

New York Municipal Income Fund

March 31, 2013

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	04/15/1994	1.45%	7.48%	6.14%	4.48%	—
Class A with 4.75% Maximum Sales Charge	—	–3.33	2.33	5.11	3.97	—
Class B at NAV	08/30/1990	1.07	6.57	5.32	3.78	—
Class B with 5% Maximum Sales Charge	—	–3.91	1.57	5.00	3.78	—
Class C at NAV	09/30/2003	1.07	6.57	5.35	—	3.43%
Class C with 1% Maximum Sales Charge	—	0.07	5.57	5.35	—	3.43
Class I at NAV	03/03/2008	1.54	7.69	6.35	—	6.99
Barclays Capital Municipal Bond Index	—	0.96%	5.25%	6.10%	5.00%	—
Barclays Capital 20 Year Municipal Bond Index	—	1.01	6.85	7.39	5.84	—

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.84%	1.59%	1.58%	0.63%
Net of Interest Expense			0.76	1.51	1.50	0.55

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.83%	3.07%	3.07%	4.03%
Taxable-Equivalent Distribution Rate			7.42	5.95	5.95	7.81
SEC 30-day Yield			2.31	1.68	1.67	2.62
Taxable-Equivalent SEC 30-day Yield			4.48	3.26	3.24	5.08

% Total Leverage[5]
RIB						9.04%

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	13.2%	BBB	7.6%
AA	42.9	BB	3.5
A	26.3	Not Rated	6.5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

4

Eaton Vance

Ohio Municipal Income Fund

March 31, 2013

Performance1,2

Portfolio Manager William H. Ahern, Jr., CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	12/07/1993	–0.18%	5.51%	5.65%	4.82%	—
Class A with 4.75% Maximum Sales Charge	—	–4.90	0.46	4.61	4.32	—
Class C at NAV	02/03/2006	–0.46	4.72	4.86	—	3.56%
Class C with 1% Maximum Sales Charge	—	–1.44	3.72	4.86	—	3.56
Class I at NAV	08/03/2010	0.02	5.72	—	—	5.88
Barclays Capital Municipal Bond Index	—	0.96%	5.25%	6.10%	5.00%	—
Barclays Capital 20 Year Municipal Bond Index	—	1.01	6.85	7.39	5.84	—

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.76%	1.51%	0.56%
Net of Interest Expense				0.73	1.48	0.53

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				3.74%	2.97%	3.95%
Taxable-Equivalent Distribution Rate				7.02	5.58	7.42
SEC 30-day Yield				2.32	1.68	2.63
Taxable-Equivalent SEC 30-day Yield				4.36	3.15	4.94

% Total Leverage[5]
RIB						6.63%

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	9.9%	BBB	5.1%
AA	64.7	B	1.1
A	14.4	Not Rated	4.8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

5

Eaton Vance

Municipal Income Funds

March 31, 2013

Endnotes and Additional Disclosures

[1]

Barclays Capital Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Barclays Capital 20 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]

Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be composed of ordinary income, tax-exempt income, net realized capital gains and return of capital. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes. Floating Rate Notes reflect the effect of RIBs purchased in secondary market transactions, if applicable.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by Standard and Poor’s or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality. Credit ratings are based largely on the rating agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. Holdings designated as “Not Rated” are not rated by the national rating agencies stated above.

Fund profile subject to change due to active management.

6

Eaton Vance

Municipal Income Funds

March 31, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2012 – March 31, 2013).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance California Municipal Income Fund

	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period* (10/1/12 – 3/31/13)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,010.00	$4.36	0.87%
Class C	$1,000.00	$1,006.60	$8.10	1.62%
Class I	$1,000.00	$1,011.20	$3.11	0.62%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.60	$4.38	0.87%
Class C	$1,000.00	$1,016.90	$8.15	1.62%
Class I	$1,000.00	$1,021.80	$3.13	0.62%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2012.

7

Eaton Vance

Municipal Income Funds

March 31, 2013

Fund Expenses — continued

Eaton Vance Massachusetts Municipal Income Fund

	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period* (10/1/12 – 3/31/13)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,009.70	$4.06	0.81%
Class C	$1,000.00	$1,004.90	$7.75	1.55%
Class I	$1,000.00	$1,009.70	$3.01	0.60%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$4.08	0.81%
Class C	$1,000.00	$1,017.20	$7.80	1.55%
Class I	$1,000.00	$1,021.90	$3.02	0.60%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2012.

Eaton Vance New York Municipal Income Fund

	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period* (10/1/12 – 3/31/13)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,014.50	$4.07	0.81%
Class B	$1,000.00	$1,010.70	$7.87	1.57%
Class C	$1,000.00	$1,010.70	$7.82	1.56%
Class I	$1,000.00	$1,015.40	$3.07	0.61%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$4.08	0.81%
Class B	$1,000.00	$1,017.10	$7.90	1.57%
Class C	$1,000.00	$1,017.20	$7.85	1.56%
Class I	$1,000.00	$1,021.90	$3.07	0.61%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2012.

8

Eaton Vance

Municipal Income Funds

March 31, 2013

Fund Expenses — continued

Eaton Vance Ohio Municipal Income Fund

	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period* (10/1/12 – 3/31/13)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$998.20	$3.79	0.76%
Class C	$1,000.00	$995.40	$7.51	1.51%
Class I	$1,000.00	$1,000.20	$2.79	0.56%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.83	0.76%
Class C	$1,000.00	$1,017.40	$7.59	1.51%
Class I	$1,000.00	$1,022.10	$2.82	0.56%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2012.

9

Eaton Vance

California Municipal Income Fund

March 31, 2013

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 106.2%

Security	Principal Amount (000’s omitted)	Value

Education — 11.5%
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/38	$2,500	$2,704,500
California Educational Facilities Authority, (Claremont McKenna College), 5.25%, 1/1/30	1,000	1,173,930
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	215	247,356
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	375	425,366
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	2,895	3,185,571
California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	3,250	3,337,165
California Educational Facilities Authority, (Santa Clara University), 5.25%, 9/1/26(1)	2,500	3,234,150
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	1,810	2,097,971
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	450	502,281
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	305	333,600
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	865	1,007,223
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	915	1,058,911
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	960	1,104,413
California State University, 5.25%, 11/1/31	1,465	1,705,143

		$22,117,580

Electric Utilities — 10.1%
Chula Vista, (San Diego Gas and Electric), (AMT), 5.00%, 12/1/27	$2,725	$2,932,727
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	895	1,071,279
Colton Public Financing Authority, Electric System Revenue, 5.00%, 4/1/25	1,780	2,037,281
Colton Public Financing Authority, Electric System Revenue, 5.00%, 4/1/27	1,010	1,142,017
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	2,845	3,265,178
Sacramento Municipal Utility District, 5.00%, 8/15/27	1,450	1,693,020
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,955	2,271,866
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	2,160	2,466,267
Vernon, Electric System Revenue, 5.125%, 8/1/21	2,170	2,455,832

		$19,335,467

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded — 2.1%
San Joaquin Hills Transportation Corridor Agency, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/26	$5,765	$4,107,390

		$4,107,390

General Obligations — 20.4%
California, 4.50%, 2/1/30	$2,235	$2,440,061
California, 5.00%, 2/1/38	1,400	1,553,188
California, 5.00%, 4/1/42	1,130	1,237,587
California, 5.50%, 11/1/35	2,500	3,016,575
California, 6.00%, 4/1/38	1,000	1,196,290
Cupertino Union School District, (Election of 2012), 5.00%, 8/1/37	1,125	1,284,907
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/32	215	233,152
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/33	235	253,934
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/34	260	279,549
Larkspur-Corte Madera School District, (Election of 2011), 4.25%, 8/1/35	255	278,853
Larkspur-Corte Madera School District, (Election of 2011), 4.25%, 8/1/36	310	337,801
Larkspur-Corte Madera School District, (Election of 2011), 4.50%, 8/1/39	1,105	1,226,915
Menlo Park City School District, 5.00%, 7/1/30	340	405,974
Mountain View Whisman School District, (Election of 2012), 4.00%, 9/1/28	300	321,816
Mountain View Whisman School District, (Election of 2012), 4.00%, 9/1/29	1,000	1,067,220
Mountain View Whisman School District, (Election of 2012), 4.00%, 9/1/30	760	807,622
Palo Alto, (Election of 2008), 5.00%, 8/1/40(2)	5,200	5,871,372
San Diego Community College District, (Election of 2002), 5.00%, 8/1/32	1,030	1,187,147
San Diego Community College District, (Election of 2006), 5.00%, 8/1/31	1,000	1,157,380
San Dieguito Union High School District, (Election of 2012), 4.00%, 8/1/28(3)	2,000	2,135,320
San Dieguito Union High School District, (Election of 2012), 4.00%, 8/1/29(3)	1,410	1,480,049
Santa Clara County (Election of 2008), 5.00%, 8/1/39(2)(4)	5,400	6,158,106
St. Helena Unified School District, (Election of 2012), 4.00%, 8/1/30(3)	2,140	2,300,393
St. Helena Unified School District, (Election of 2012), 4.00%, 8/1/33(3)	2,755	2,905,395

		$39,136,606

10	See Notes to Financial Statements.

Eaton Vance

California Municipal Income Fund

March 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital — 14.8%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	$875	$959,464
California Health Facilities Financing Authority, (Catholic Healthcare West), 6.00%, 7/1/29	1,855	2,239,041
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/34	3,500	3,866,170
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	1,050	1,193,881
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/39	1,050	1,176,409
California Health Facilities Financing Authority, (Lucile Packard Children’s Hospital), 5.00%, 8/15/26	1,000	1,185,710
California Health Facilities Financing Authority, (Lucile Packard Children’s Hospital), 5.00%, 8/15/27	250	293,175
California Health Facilities Financing Authority, (St. Joseph Health System), 5.50%, 7/1/29	1,500	1,761,420
California Health Facilities Financing Authority, (Stanford Hospital and Clinics), 5.00%, 8/15/51	1,670	1,848,356
California Health Facilities Financing Authority, (Sutter Health), 5.875%, 8/15/31(1)	3,000	3,614,250
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	500	572,390
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	1,855	2,012,360
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	625	667,581
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/42	3,500	3,844,470
Torrance, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,000	1,002,230
Washington Township Health Care District, 5.00%, 7/1/25	750	821,775
Washington Township Health Care District, 5.25%, 7/1/30	1,240	1,355,928

		$28,414,610

Housing — 0.9%
Commerce, (Hermitage III Senior Apartments), 6.50%, 12/1/29	$1,241	$1,256,602
Commerce, (Hermitage III Senior Apartments), 6.85%, 12/1/29	383	387,385

		$1,643,987

Industrial Development Revenue — 1.1%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	$265	$284,830
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.40%, 4/1/25	1,700	1,805,247

		$2,090,077

Security	Principal Amount (000’s omitted)	Value

Insured – Education — 1.7%
California Educational Facilities Authority, (Loyola Marymount University), (NPFG), 0.00%, 10/1/20	$2,000	$1,626,400
California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/35	1,500	1,617,990

		$3,244,390

Insured – Electric Utilities — 1.0%
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/32	$2,000	$1,965,360

		$1,965,360

Insured – Escrowed / Prerefunded — 5.1%
Foothill/Eastern Transportation Corridor Agency, Toll Road Bonds, (AGM), (RADIAN), Escrowed to Maturity, 0.00%, 1/1/28	$15,000	$9,843,150

		$9,843,150

Insured – General Obligations — 0.8%
Los Angeles Unified School District, (Election of 2005), (AGM), 4.75%, 7/1/32(2)	$1,300	$1,440,660

		$1,440,660

Insured – Lease Revenue / Certificates of Participation — 2.7%
Anaheim Public Financing Authority, (Public Improvements), (AGM), 0.00%, 9/1/30(1)	$9,530	$4,103,141
Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 9/1/17	1,200	1,117,704

		$5,220,845

Insured – Special Tax Revenue — 4.4%
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, (AGM), 4.50%, 7/1/27	$2,720	$2,873,381
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	6,995	1,060,442
Santa Clara Valley Transportation Authority, Sales Tax Revenue, (AMBAC), 5.00%, 4/1/32	4,000	4,499,440

		$8,433,263

Insured – Transportation — 3.1%
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/24	$1,800	$1,062,774
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	2,125	2,259,088
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	2,230	2,536,937

		$5,858,799

11	See Notes to Financial Statements.

Eaton Vance

California Municipal Income Fund

March 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation — 1.4%
Los Angeles County, (Disney Parking), 0.00%, 3/1/20	$3,205	$2,699,154

		$2,699,154

Other Revenue — 0.3%
California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/37	$515	$539,081

		$539,081

Senior Living / Life Care — 2.6%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$615	$718,880
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/28	1,655	1,817,091
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.75%, 11/15/26	250	254,362
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.875%, 11/15/36	1,000	1,007,550
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41	1,000	1,165,100

		$4,962,983

Special Tax Revenue — 7.8%
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	$415	$415,179
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	665	631,438
Corona Public Financing Authority, 5.80%, 9/1/20	1,695	1,707,984
Fairfield Improvement Bond Act of 1915, (North Cordelia District), 7.375%, 9/2/18	570	595,553
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/22	260	297,515
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	520	590,070
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/24	260	291,704
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/25	365	406,555
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/26	260	287,877
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	3,585	3,684,340
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	1,000	1,160,290
Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	985	993,146
Temecula Unified School District, 5.00%, 9/1/27	350	358,610
Temecula Unified School District, 5.00%, 9/1/37	535	540,848

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Torrance Redevelopment Agency, 5.625%, 9/1/28	$1,000	$1,000,680
Tustin Community Facilities District, 6.00%, 9/1/37	1,000	1,048,100
Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	900	901,116

		$14,911,005

Transportation — 9.7%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29	$4,005	$4,787,257
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(2)(4)	3,080	3,463,214
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	2,750	3,112,532
Los Angeles Harbor Department, (AMT), 5.00%, 8/1/22	2,500	3,005,625
San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/24	3,600	4,163,616

		$18,532,244

Water and Sewer — 4.7%
California Department of Water Resources, 5.00%, 12/1/29	$3,180	$3,712,109
East Bay Municipal Utility District, 5.00%, 6/1/30	2,000	2,342,960
Metropolitan Water District of Southern California, 5.00%, 7/1/29	2,500	2,928,450

		$8,983,519

Total Tax-Exempt Investments — 106.2% (identified cost $182,534,000)		$203,480,170

Other Assets, Less Liabilities — (6.2)%		$(11,860,705)

Net Assets — 100.0%		$191,619,465

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
RADIAN	–	Radian Group, Inc.

12	See Notes to Financial Statements.

Eaton Vance

California Municipal Income Fund

March 31, 2013

Portfolio of Investments (Unaudited) — continued

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2013, 17.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 11.3% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(3)	When-issued security.

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $3,261,320.

13	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Fund

March 31, 2013

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 104.3%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 6.8%
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/32	$4,000	$4,640,200
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	2,940	3,833,319
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	3,205	4,194,736

		$12,668,255

Education — 19.2%
Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	$3,930	$4,901,889
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,100	1,230,295
Massachusetts Development Finance Agency, (New England Conservatory of Music), 5.25%, 7/1/38	1,105	1,172,538
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/27	4,000	5,098,520
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	6,000	6,838,980
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	5,000	6,966,750
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.375%, 8/15/38	5,000	5,849,150
University of Massachusetts Building Authority, 5.00%, 11/1/39	3,250	3,696,712

		$35,754,834

Escrowed / Prerefunded — 2.1%
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	$1,500	$1,740,300
Massachusetts Water Resources Authority, Escrowed to Maturity, 5.25%, 12/1/15	1,955	2,103,736

		$3,844,036

General Obligations — 12.0%
Boston, 4.00%, 4/1/24	$375	$428,546
Danvers, 5.25%, 7/1/36	2,800	3,258,780
Lexington, 4.00%, 2/1/22	1,315	1,555,777
Lexington, 4.00%, 2/1/23	1,095	1,295,965
Newton, 5.00%, 4/1/36	4,500	5,120,775
Plymouth, 5.00%, 5/1/26	710	835,762
Plymouth, 5.00%, 5/1/28	1,160	1,342,236
Plymouth, 5.00%, 5/1/31	1,090	1,254,437

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Plymouth, 5.00%, 5/1/32	$1,000	$1,147,750
Wayland, 5.00%, 2/1/33	1,790	2,078,459
Wayland, 5.00%, 2/1/36	2,680	3,083,260
Winchester, 5.00%, 4/15/36	775	894,358

		$22,296,105

Hospital — 13.5%
Massachusetts Development Finance Agency, (Berkshire Health Systems), 5.00%, 10/1/27	$1,100	$1,236,004
Massachusetts Development Finance Agency, (Tufts Medical Center), 7.25%, 1/1/32	1,900	2,375,152
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	3,245	3,680,641
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	2,120	2,371,347
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	2,000	2,191,680
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	3,320	3,359,608
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	1,645	1,701,259
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/32(1)	6,800	7,453,888
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	750	806,370

		$25,175,949

Industrial Development Revenue — 1.1%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27	$1,900	$1,949,001

		$1,949,001

Insured – Education — 7.3%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/33	$5,000	$6,590,450
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)(2)	5,460	7,037,394

		$13,627,844

Insured – Escrowed / Prerefunded — 0.1%
Massachusetts Turnpike Authority, (NPFG), Escrowed to Maturity, 5.00%, 1/1/20	$200	$232,040

		$232,040

14	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Fund

March 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 4.5%
Massachusetts, (BHAC), (FGIC), 0.77%, 5/1/37(3)	$8,800	$8,380,856

		$8,380,856

Insured – Hospital — 0.8%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$1,395	$1,547,948

		$1,547,948

Insured – Special Tax Revenue — 6.4%
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/30	$4,955	$6,213,966
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	5,000	5,637,900

		$11,851,866

Insured – Student Loan — 3.4%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$1,750	$1,930,845
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	4,385	4,411,398

		$6,342,243

Insured – Transportation — 6.3%
Massachusetts Port Authority, (Bosfuel Project), (FGIC), (NPFG), (AMT), 5.00%, 7/1/32	$2,790	$3,023,802
Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	10,750	8,749,425

		$11,773,227

Other Revenue — 2.7%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/22	$1,590	$1,859,473
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/23	1,195	1,381,516
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/25	1,580	1,797,661

		$5,038,650

Senior Living / Life Care — 2.7%
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc./Edgecombe), 5.10%, 7/1/29	$1,400	$1,400,434
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	525	576,287

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27	$615	$615,468
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41	2,465	2,369,900

		$4,962,089

Special Tax Revenue — 7.7%
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	$425	$489,817
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/23	6,185	4,260,413
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/26	3,500	2,046,765
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/31	1,240	1,576,462
Massachusetts, Transportation Fund, Gas Tax Revenue, (Accelerated Bridge Program), 4.00%, 6/1/28	4,000	4,337,760
Virgin Islands Public Finance Authority, 5.00%, 10/1/39	85	88,861
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,255	1,468,664

		$14,268,742

Transportation — 2.4%
Massachusetts Port Authority, 5.00%, 7/1/28	$3,750	$4,402,612

		$4,402,612

Water and Sewer — 5.3%
Boston Industrial Development Authority, (Harbor Electric Energy Co.), (AMT), 7.375%, 5/15/15	$3,975	$3,994,398
Boston Water and Sewer Commission, 4.00%, 11/1/25	2,500	2,823,025
Boston Water and Sewer Commission, 5.00%, 11/1/29	1,505	1,757,705
Massachusetts Water Resources Authority, 5.25%, 12/1/15	1,250	1,344,187

		$9,919,315

Total Tax-Exempt Investments — 104.3% (identified cost $169,629,460)		$194,035,612

Other Assets, Less Liabilities — (4.3)%		$(7,973,371)

Net Assets — 100.0%		$186,062,241

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

15	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Fund

March 31, 2013

Portfolio of Investments (Unaudited) — continued

AGC	–	Assured Guaranty Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2013, 27.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.8% to 9.4% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $3,397,394.

(3)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2013.

16	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

March 31, 2013

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 104.0%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 4.7%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$5,910	$6,665,712
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/37(1)	8,400	9,480,744

		$16,146,456

Cogeneration — 1.2%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$4,250	$4,249,830

		$4,249,830

Education — 22.4%
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/32	$1,950	$2,237,878
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/34	5,725	6,570,296
New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	250	255,813
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	1,790	2,040,922
New York Dormitory Authority, (City University), 6.00%, 7/1/20	5,000	6,226,600
New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38	7,500	8,631,675
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(1)	10,000	11,516,000
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,500	2,850,275
New York Dormitory Authority, (Rochester Institute of Technology), 4.00%, 7/1/28	2,500	2,633,425
New York Dormitory Authority, (Rochester Institute of Technology), Prerefunded to 7/1/18, 6.00%, 7/1/33	8,500	10,661,720
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/32	2,780	3,319,431
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/25	1,110	1,294,682
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/31	250	286,240
New York Dormitory Authority, (St. Francis College), 5.00%, 10/1/40	1,500	1,640,700
New York Dormitory Authority, (State University Educational Facilities), 4.00%, 5/15/28	5,000	5,407,000
New York Dormitory Authority, (State University Educational Facilities), 5.50%, 5/15/19	2,000	2,384,620
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	5,500	6,208,785

Security	Principal Amount (000’s omitted)	Value

Education (continued)
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	$970	$1,054,419
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	2,515	2,753,196

		$77,973,677

Electric Utilities — 3.9%
Long Island Power Authority, Electric System Revenue, 6.00%, 5/1/33	$2,930	$3,547,498
New York Energy Research and Development Authority, (Brooklyn Union Gas), (AMT), 6.952%, 7/1/26	5,000	5,024,200
New York Power Authority, 5.00%, 11/15/31	1,000	1,166,350
Suffolk County Industrial Development Agency, (KeySpan-Port Jefferson Energy Center, LLC), (AMT), 5.25%, 6/1/27	3,755	3,781,360

		$13,519,408

General Obligations — 5.2%
New York, 5.00%, 12/15/30	$5,000	$5,885,300
New York City, 5.30%, 4/1/27	250	300,802
New York City, 5.375%, 4/1/36	5,000	5,881,200
New York City, 6.25%, 10/15/28	4,000	4,946,640
Saratoga County, 4.75%, 7/15/37	1,000	1,082,280

		$18,096,222

Health Care – Miscellaneous — 0.1%
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series F, 7.50%, 9/1/15	$165	$167,053

		$167,053

Hospital — 13.8%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	$370	$436,300
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	2,535	2,937,254
Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	2,335	2,339,740
Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/22	4,250	4,562,205
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(1)	6,750	7,333,740
New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	2,000	2,043,720
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	3,500	3,949,715

17	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

March 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 11/1/34	$3,155	$3,317,135
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	4,500	4,896,360
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	1,420	1,584,720
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,830	3,132,074
Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 5.875%, 12/1/29	2,750	2,753,630
Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 6.00%, 12/1/29	1,000	1,001,420
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), 4.50%, 7/1/32	4,165	4,132,930
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	3,150	3,567,029

		$47,987,972

Housing — 3.1%
New York City Housing Development Corp., MFMR, (AMT), 4.70%, 11/1/40	$3,500	$3,577,210
New York City Housing Development Corp., MFMR, (AMT), 5.05%, 11/1/39	2,000	2,050,900
New York Housing Finance Agency, 5.25%, 11/1/41	2,000	2,146,200
New York Mortgage Agency, (AMT), 5.20%, 10/1/32	2,900	3,067,388
New York Mortgage Agency, (AMT), 5.30%, 4/1/29	45	45,054

		$10,886,752

Industrial Development Revenue — 3.8%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	$4,005	$4,856,223
Niagara Area Development Corp., (Covanta Energy), 4.00%, 11/1/24	2,580	2,661,863
Onondaga County Industrial Development Agency, (Anheuser-Busch Cos., Inc.), 4.875%, 7/1/41	5,000	5,003,350
Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	815	835,359

		$13,356,795

Insured – Education — 3.0%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$6,600	$7,999,992
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	2,250	2,485,642

		$10,485,634

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 1.5%
Long Island Power Authority, Electric System Revenue, (BHAC), 6.00%, 5/1/33	$4,250	$5,172,675

		$5,172,675

Insured – Escrowed / Prerefunded — 5.0%
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/26	$3,915	$2,823,655
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/27	4,385	3,036,086
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	16,945	10,549,110
New York Urban Development Corp., (FGIC), (NPFG), Prerefunded to 3/15/14, 5.25%, 3/15/34	1,000	1,047,280

		$17,456,131

Insured – General Obligations — 1.7%
Brentwood Union Free School District, (AGC), 4.75%, 11/15/21	$1,875	$2,238,619
Brentwood Union Free School District, (AGC), 4.75%, 11/15/22	2,700	3,186,432
Jamestown, (AMBAC), 7.10%, 3/15/14	515	546,255

		$5,971,306

Insured – Other Revenue — 2.5%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/30	$10,225	$5,235,711
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	2,590	1,255,010
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/33	4,825	2,078,755

		$8,569,476

Insured – Special Tax Revenue — 0.8%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$6,750	$2,761,155

		$2,761,155

Insured – Transportation — 1.0%
Metropolitan Transportation Authority, (AGM), 4.00%, 11/15/30	$795	$849,028
Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (NPFG), (AMT), 5.625%, 4/1/29	2,695	2,725,400

		$3,574,428

18	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

March 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer — 0.8%
Nassau County Industrial Development Agency, (New York Water Service Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$2,535	$2,689,382

		$2,689,382

Lease Revenue / Certificates of Participation — 3.8%
New York Urban Development Corp., 5.70%, 4/1/20	$10,940	$13,143,535

		$13,143,535

Other Revenue — 5.0%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$10,395	$4,692,095
Brooklyn Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	1,260	1,509,619
New York City Cultural Resources Trust, (Museum of Modern Art), 5.00%, 4/1/31	1,710	1,982,112
New York City Transitional Finance Authority, (Building Aid), 5.25%, 1/15/39	1,000	1,148,390
New York City Transitional Finance Authority, (Building Aid), 6.00%, 7/15/33	1,960	2,321,914
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	5,000	5,761,700

		$17,415,830

Senior Living / Life Care — 1.3%
Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	$800	$800,656
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/29	720	781,668
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	305	325,636
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	2,395	2,646,236

		$4,554,196

Special Tax Revenue — 5.7%
Metropolitan Transportation Authority, Dedicated Tax Revenue, 0.00%, 11/15/30	$2,630	$1,408,128
Metropolitan Transportation Authority, Dedicated Tax Revenue, 0.00%, 11/15/32	1,445	699,105
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/36	1,605	1,821,643
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 11/1/39	5,000	5,586,100
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	1,500	1,698,045

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
New York Dormitory Authority, Personal Income Tax Revenue, (University & College Improvements), 5.25%, 3/15/38	$5,500	$6,391,000
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,890	2,211,773

		$19,815,794

Transportation — 11.2%
Metropolitan Transportation Authority, 5.00%, 11/15/27	$3,195	$3,692,845
Metropolitan Transportation Authority, 5.00%, 11/15/37	2,710	2,947,369
Nassau County Bridge Authority, 5.00%, 10/1/40	1,915	2,107,879
New York Thruway Authority, 5.00%, 1/1/37	1,275	1,416,601
New York Thruway Authority, 5.00%, 1/1/42	1,385	1,522,378
Port Authority of New York and New Jersey, 5.00%, 11/15/37(1)	12,000	13,497,720
Port Authority of New York and New Jersey, 6.125%, 6/1/94	2,500	3,049,350
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(1)	9,000	10,496,790

		$38,730,932

Water and Sewer — 2.5%
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/31	$585	$313,156
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/32	585	301,603
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/33	335	165,939
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/36	585	259,670
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/37	585	249,643
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/38	585	239,914
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/39	585	230,472
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/34	1,500	1,718,430
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40	1,000	1,147,710
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)(2)	3,450	4,078,038

		$8,704,575

Total Tax-Exempt Investments — 104.0% (identified cost $317,432,595)		$361,429,214

19	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

March 31, 2013

Portfolio of Investments (Unaudited) — continued

Miscellaneous — 0.4%

Security	Units	Value

Real Estate — 0.4%
CMS Liquidating Trust(3)(4)(5)	400	$1,280,000

Total Miscellaneous — 0.4% (identified cost $1,280,000)		$1,280,000

Total Investments — 104.4% (identified cost $318,712,595)		$362,709,214

Other Assets, Less Liabilities — (4.4)%		$(15,280,326)

Net Assets — 100.0%		$347,428,888

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2013, 15.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.2% to 6.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,778,038.

(3)	Non-income producing.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2013, the aggregate value of these securities is $1,280,000 or 0.4% of the Fund’s net assets.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).

20	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Fund

March 31, 2013

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 102.2%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 5.3%
Cleveland-Cuyahoga County Port Authority, (Columbia National Group, Inc.), (AMT), 5.00%, 5/15/20	$485	$491,756
Cleveland-Cuyahoga County Port Authority, (Fairmount Montessori Association), 5.125%, 5/15/25	595	604,419
Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 4.85%, 6/1/25	1,440	1,498,032
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.00%, 12/1/28	750	884,122
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.00%, 6/1/30	750	874,365
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.25%, 6/1/20	1,000	1,256,330
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	5,075	5,702,118

		$11,311,142

Education — 7.4%
Cuyahoga Community College District, 5.25%, 2/1/29	$2,500	$2,847,975
Miami University, 4.00%, 9/1/29	2,000	2,115,060
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/33	5,000	5,562,150
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 6.50%, 10/1/20	550	667,876
Ohio State University, 4.00%, 6/1/33	1,000	1,048,130
Ohio State University, 5.00%, 12/1/29	1,060	1,337,317
University of Cincinnati, 5.00%, 6/1/28	1,000	1,171,300
Wright State University, 5.00%, 5/1/31	1,000	1,108,970

		$15,858,778

Electric Utilities — 0.8%
American Municipal Power, Inc., (AMP Fremont Energy Center), 5.00%, 2/15/32	$1,530	$1,703,211

		$1,703,211

Escrowed / Prerefunded — 1.0%
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	$45	$59,941
Ohio Water Development Authority, (Fresh Water Improvement), Prerefunded to 6/1/14, 5.00%, 12/1/28	2,000	2,112,060

		$2,172,001

General Obligations — 5.4%
Butler County, Special Tax Assessment, 5.50%, 12/1/28	$1,000	$1,188,570
Cuyahoga County, 4.00%, 12/1/37	3,000	3,119,550

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Dayton, 4.00%, 12/1/30	$1,535	$1,614,191
Highland Local School District, 5.50%, 12/1/36	1,000	1,168,900
Marysville Exempted Village School District, 4.00%, 12/1/25	1,320	1,432,173
Marysville Exempted Village School District, 4.00%, 12/1/26	375	404,869
Ohio, 4.50%, 2/1/32	1,300	1,449,526
South-Western City School District, 4.50%, 12/1/31	1,000	1,125,040

		$11,502,819

Hospital — 8.0%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$2,500	$2,760,975
Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	2,500	2,763,725
Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	950	1,042,938
Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	1,250	1,332,625
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	1,000	1,162,690
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.25%, 1/1/33	4,880	5,396,353
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	2,365	2,656,061

		$17,115,367

Housing — 0.1%
Ohio Housing Finance Agency, (Residential Mortgage-Backed Securities), (FNMA), (GNMA), (AMT), 4.75%, 3/1/37	$175	$179,036

		$179,036

Industrial Development Revenue — 1.1%
Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$2,300	$2,299,839

		$2,299,839

Insured – Education — 4.3%
Kent State University, (AGC), 5.00%, 5/1/29	$2,175	$2,437,979
Miami University, (AMBAC), 3.25%, 9/1/26	750	760,440
Ohio Higher Educational Facility Commission, (University of Dayton), (AMBAC), 5.00%, 12/1/30	2,770	3,057,665
University of Cincinnati, (NPFG), 5.00%, 6/1/34	2,700	2,959,983

		$9,216,067

21	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Fund

March 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 11.4%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$4,300	$4,859,645
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	2,540	1,399,667
Hamilton, Electric System Revenue, (AGM), 4.70%, 10/15/25	2,000	2,203,120
Ohio Air Quality Development Authority, (Dayton Power & Light Co.), (BHAC), (FGIC), 4.80%, 1/1/34	5,045	5,285,142
Ohio Air Quality Development Authority, (Ohio Power), (AMBAC), 5.15%, 5/1/26	2,630	2,633,340
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	1,857,870
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	2,500	1,471,500
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/28	4,750	2,652,115
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	1,005	982,267
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	1,085	1,059,166

		$24,403,832

Insured – Escrowed / Prerefunded — 6.4%
Cincinnati City School District, (AGM), Prerefunded to 12/1/13, 5.00%, 12/1/31	$1,000	$1,031,930
Fairview Park, (NPFG), Prerefunded to 12/1/15, 5.00%, 12/1/25	3,700	4,155,137
Little Miami School District, (AGM), Prerefunded to 12/1/16, 5.00%, 12/1/34	1,500	1,745,595
Marysville Exempt Village School District, (School Facilities), (NPFG), Prerefunded to 6/1/15, 5.25%, 12/1/30	1,000	1,107,460
Ohio Higher Educational Facility Commission, (Xavier University), (AGC), Prerefunded to 5/1/16, 5.00%, 5/1/22	845	959,607
Ohio Higher Educational Facility Commission, (Xavier University), (AGC), Prerefunded to 5/1/16, 5.25%, 5/1/21	1,245	1,423,384
Olentangy Local School District, (AGM), Prerefunded to 6/1/16, 5.00%, 12/1/21	1,745	1,992,807
Olentangy Local School District, (AGM), Prerefunded to 6/1/16, 5.00%, 12/1/30	1,255	1,433,223

		$13,849,143

Insured – General Obligations — 26.8%
Brookfield Local School District, (AGM), 5.25%, 1/15/36	$1,300	$1,468,220
Canal Winchester Local School District, (NPFG), 0.00%, 12/1/32	2,500	1,150,225
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/29	2,500	3,212,700
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/29(1)	7,500	9,638,100
Cleveland, (AMBAC), 5.50%, 10/1/23	2,105	2,645,501

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Hamilton City School District, (AGM), 5.00%, 12/1/18	$770	$894,078
Kettering City School District, (AGM), 5.25%, 12/1/31	9,705	12,249,069
Mason City School District, (AGM), 5.25%, 12/1/31	3,525	4,643,588
Pickerington Local School District, (FGIC), (NPFG), 0.00%, 12/1/16	1,500	1,444,005
Springboro Community City School District, (AGM), 5.25%, 12/1/30	5,000	6,270,700
Springboro Community City School District, (AGM), 5.25%, 12/1/32	4,500	5,646,105
Westerville City School District, (XLCA), 5.00%, 12/1/27	6,705	8,303,405

		$57,565,696

Insured – Hospital — 4.2%
Butler County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/31	$3,350	$3,456,965
Franklin County, (Ohio Health Corp.), (NPFG), 5.00%, 5/15/33	1,270	1,277,988
Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/32	815	826,003
Lorain County, (Catholic Healthcare Partners), (AGM), 18.183%, 2/1/29(2)(3)(4)	2,575	3,490,567

		$9,051,523

Insured – Special Tax Revenue — 0.7%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	$4,125	$1,568,903

		$1,568,903

Insured – Transportation — 7.4%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$1,920	$2,151,686
Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/24	7,000	8,877,120
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	5,000	4,930,700

		$15,959,506

Insured – Water and Sewer — 2.6%
Cleveland, Waterworks System, (NPFG), 5.00%, 1/1/37	$5,000	$5,490,600

		$5,490,600

Lease Revenue / Certificates of Participation — 1.6%
Franklin County Convention Facilities Authority, 5.00%, 12/1/27	$1,455	$1,679,215
Ohio Building Authority, 5.00%, 10/1/27	1,500	1,691,670

		$3,370,885

22	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Fund

March 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 3.0%
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	$4,700	$4,814,304
Summit County Port Authority, 5.00%, 12/1/31	1,410	1,589,028

		$6,403,332

Special Tax Revenue — 1.2%
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/26	$570	$667,550
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/28	940	1,081,056
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	675	789,919

		$2,538,525

Water and Sewer — 3.5%
Cincinnati Water System Authority, 4.50%, 12/1/23	$3,000	$3,250,200
Cincinnati Water System Authority, 5.00%, 12/1/32	3,820	4,327,678

		$7,577,878

Total Tax-Exempt Investments — 102.2% (identified cost $195,963,706)		$219,138,083

Other Assets, Less Liabilities — (2.2)%		$(4,776,707)

Net Assets — 100.0%		$214,361,376

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2013, 62.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.3% to 26.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2013, the aggregate value of these securities is $3,490,567 or 1.6% of the Fund’s net assets.

(3)

Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $7,725,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(4)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at March 31, 2013.

23	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2013

Statements of Assets and Liabilities (Unaudited)

	March 31, 2013
Assets	California Fund	Massachusetts Fund	New York Fund	Ohio Fund
Investments —
Identified cost	$182,534,000	$169,629,460	$318,712,595	$195,963,706
Unrealized appreciation	20,946,170	24,406,152	43,996,619	23,174,377
Investments, at value	$203,480,170	$194,035,612	$362,709,214	$219,138,083
Cash	$2,048,578	$6,690,337	$14,566,900	$63,714
Restricted cash*	195,000	375,000	635,000	385,000
Interest receivable	2,119,181	2,272,943	4,784,829	2,896,967
Receivable for investments sold	5,104,218	—	58,837	84,768
Receivable for Fund shares sold	1,407,102	252,915	368,395	141,544
Receivable for variation margin on open financial futures contracts	13,594	10,500	18,000	12,284
Total assets	$214,367,843	$203,637,307	$383,141,175	$222,722,360
Liabilities
Payable for floating rate notes issued	$11,560,000	$16,490,000	$34,525,000	$7,500,000
Payable for investments purchased	1,549,750	—	—	—
Payable for when-issued securities	8,787,071	—	—	—
Payable for Fund shares redeemed	474,028	774,100	580,013	542,118
Distributions payable	178,117	121,988	222,667	116,593
Payable to affiliates:
Investment adviser fee	69,885	60,384	121,978	72,154
Distribution and service fees	43,194	44,704	90,104	54,041
Interest expense and fees payable	15,243	23,216	68,609	17,681
Accrued expenses	71,090	60,674	103,916	58,397
Total liabilities	$22,748,378	$17,575,066	$35,712,287	$8,360,984
Net Assets	$191,619,465	$186,062,241	$347,428,888	$214,361,376
Sources of Net Assets
Paid-in capital	$195,329,540	$199,151,591	$344,900,787	$220,480,856
Accumulated net realized loss	(24,909,214)	(37,884,202)	(41,708,205)	(29,131,343)
Accumulated undistributed (distributions in excess of) net investment income	401,555	468,257	376,070	(69,461)
Net unrealized appreciation	20,797,584	24,326,595	43,860,236	23,081,324
Net Assets	$191,619,465	$186,062,241	$347,428,888	$214,361,376
Class A Shares
Net Assets	$152,093,564	$143,971,706	$264,189,113	$178,498,637
Shares Outstanding	14,716,250	15,487,799	25,725,637	19,188,974
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.34	$9.30	$10.27	$9.30
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.86	$9.76	$10.78	$9.76
Class B Shares
Net Assets	$—	$—	$7,306,079	$—
Shares Outstanding	—	—	710,470	—
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$—	$—	$10.28	$—
Class C Shares
Net Assets	$12,745,881	$24,814,452	$48,640,407	$28,848,066
Shares Outstanding	1,333,647	2,668,177	4,734,080	3,103,112
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.56	$9.30	$10.27	$9.30
Class I Shares
Net Assets	$26,780,020	$17,276,083	$27,293,289	$7,014,673
Shares Outstanding	2,588,703	1,858,790	2,658,137	753,681
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.34	$9.29	$10.27	$9.31

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

24	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2013

Statements of Operations (Unaudited)

	Six Months Ended March 31, 2013
Investment Income	California Fund	Massachusetts Fund	New York Fund	Ohio Fund
Interest	$4,286,669	$4,168,087	$8,216,174	$4,918,648
Total investment income	$4,286,669	$4,168,087	$8,216,174	$4,918,648

Expenses
Investment adviser fee	$415,798	$364,747	$726,734	$434,058
Distribution and service fees
Class A	196,308	147,065	268,867	185,096
Class B	—	—	38,778	—
Class C	63,623	117,769	227,521	136,614
Trustees’ fees and expenses	4,000	3,900	7,000	4,500
Custodian fee	48,606	46,825	76,019	54,323
Transfer and dividend disbursing agent fees	34,218	36,042	78,440	42,168
Legal and accounting services	36,374	33,562	40,447	27,327
Printing and postage	7,057	7,961	13,172	9,642
Registration fees	1,384	5,193	2,836	3,755
Interest expense and fees	39,267	62,588	120,226	30,164
Miscellaneous	13,616	9,761	14,811	11,332
Total expenses	$860,251	$835,413	$1,614,851	$938,979
Deduct —
Reduction of custodian fee	$1,054	$2,316	$4,350	$694
Total expense reductions	$1,054	$2,316	$4,350	$694

Net expenses	$859,197	$833,097	$1,610,501	$938,285

Net investment income	$3,427,472	$3,334,990	$6,605,673	$3,980,363

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$507,447	$(115,020)	$(2,708,026)	$(56,664)
Financial futures contracts	136,050	354,430	607,595	220,763
Net realized gain (loss)	$643,497	$239,410	$(2,100,431)	$164,099
Change in unrealized appreciation (depreciation) —
Investments	$(2,037,872)	$(1,832,556)	$630,545	$(4,365,473)
Financial futures contracts	(96,949)	(120,477)	(206,532)	(79,427)
Net change in unrealized appreciation (depreciation)	$(2,134,821)	$(1,953,033)	$424,013	$(4,444,900)

Net realized and unrealized loss	$(1,491,324)	$(1,713,623)	$(1,676,418)	$(4,280,801)

Net increase (decrease) in net assets from operations	$1,936,148	$1,621,367	$4,929,255	$(300,438)

25	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2013

Statements of Changes in Net Assets

	Six Months Ended March 31, 2013 (Unaudited)
Increase (Decrease) in Net Assets	California Fund	Massachusetts Fund	New York Fund	Ohio Fund
From operations —
Net investment income	$3,427,472	$3,334,990	$6,605,673	$3,980,363
Net realized gain (loss) from investment transactions and financial futures contracts	643,497	239,410	(2,100,431)	164,099
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(2,134,821)	(1,953,033)	424,013	(4,444,900)
Net increase (decrease) in net assets from operations	$1,936,148	$1,621,367	$4,929,255	$(300,438)
Distributions to shareholders —
From net investment income
Class A	$(2,781,702)	$(2,696,357)	$(5,182,755)	$(3,406,657)
Class B	—	—	(126,727)	—
Class C	(177,568)	(361,119)	(743,373)	(421,120)
Class I	(437,106)	(326,301)	(547,089)	(132,761)
Total distributions to shareholders	$(3,396,376)	$(3,383,777)	$(6,599,944)	$(3,960,538)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$4,189,237	$4,968,326	$13,722,592	$7,723,265
Class B	—	—	107,175	—
Class C	927,496	2,496,506	5,426,549	3,695,916
Class I	14,544,184	2,012,263	7,297,778	1,385,976
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,086,243	2,113,579	4,372,512	2,825,805
Class B	—	—	91,051	—
Class C	116,717	264,013	583,316	342,912
Class I	93,608	195,475	193,494	68,964
Cost of shares redeemed
Class A	(11,963,782)	(10,446,702)	(21,223,134)	(16,048,305)
Class B	—	—	(848,854)	—
Class C	(772,213)	(1,456,315)	(4,016,373)	(2,530,122)
Class I	(2,915,779)	(1,402,621)	(6,239,991)	(718,353)
Net asset value of shares exchanged
Class A	—	—	844,238	—
Class B	—	—	(844,238)	—
Net increase (decrease) in net assets from Fund share transactions	$6,305,711	$(1,255,476)	$(533,885)	$(3,253,942)

Net increase (decrease) in net assets	$4,845,483	$(3,017,886)	$(2,204,574)	$(7,514,918)

Net Assets
At beginning of period	$186,773,982	$189,080,127	$349,633,462	$221,876,294
At end of period	$191,619,465	$186,062,241	$347,428,888	$214,361,376

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$401,555	$468,257	$376,070	$(69,461)

26	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2013

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2012
Increase (Decrease) in Net Assets	California Fund	Massachusetts Fund	New York Fund	Ohio Fund
From operations —
Net investment income	$6,903,927	$7,722,799	$13,571,897	$8,186,878
Net realized gain (loss) from investment transactions, financial futures contracts and swap contracts	1,685,915	1,444,091	(1,747,182)	(2,557,631)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	13,478,892	12,959,651	25,309,878	18,397,395
Net increase in net assets from operations	$22,068,734	$22,126,541	$37,134,593	$24,026,642
Distributions to shareholders —
From net investment income
Class A	$(6,045,403)	$(6,252,765)	$(10,859,033)	$(7,136,840)
Class B	(20,574)	—	(345,196)	—
Class C	(352,620)	(677,511)	(1,453,776)	(762,944)
Class I	(421,428)	(589,292)	(883,124)	(241,544)
Total distributions to shareholders	$(6,840,025)	$(7,519,568)	$(13,541,129)	$(8,141,328)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$8,333,973	$12,651,300	$20,595,838	$13,988,617
Class B	2,443	—	390,236	—
Class C	2,663,152	4,453,495	9,976,311	6,947,262
Class I	11,550,163	4,584,176	12,482,655	2,942,877
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	4,464,768	4,815,700	8,994,518	5,626,006
Class B	12,323	—	243,135	—
Class C	235,542	499,587	1,110,594	573,581
Class I	161,034	326,302	308,050	115,791
Cost of shares redeemed
Class A	(21,231,902)	(44,581,743)	(35,902,856)	(24,496,809)
Class B	(3,683)	—	(1,414,140)	—
Class C	(1,496,778)	(2,838,043)	(5,852,646)	(2,962,444)
Class I	(6,156,776)	(1,876,558)	(3,349,289)	(1,612,516)
Net asset value of shares exchanged
Class A	37,883	—	1,348,615	—
Class B	(37,883)	—	(1,348,615)	—
Net asset value of shares merged*
Class A	2,704,468	—	—	—
Class B	(2,704,468)	—	—	—
Net increase (decrease) in net assets from Fund share transactions	$(1,465,741)	$(21,965,784)	$7,582,406	$1,122,365

Net increase (decrease) in net assets	$13,762,968	$(7,358,811)	$31,175,870	$17,007,679

Net Assets
At beginning of year	$173,011,014	$196,438,938	$318,457,592	$204,868,615
At end of year	$186,773,982	$189,080,127	$349,633,462	$221,876,294

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$370,459	$517,044	$370,341	$(89,286)

*	At the close of business on December 9, 2011, Class B shares of California Fund were merged into Class A shares.

27	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2013

Financial Highlights

	California Fund — Class A
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$10.410		$9.560	$10.000	$9.940	$9.170	$10.620

Income (Loss) From Operations
Net investment income(1)	$0.187		$0.391	$0.457	$0.461	$0.454	$0.456
Net realized and unrealized gain (loss)	(0.072)		0.846	(0.454)	0.046	0.757	(1.411)

Total income (loss) from operations	$0.115		$1.237	$0.003	$0.507	$1.211	$(0.955)

Less Distributions
From net investment income	$(0.185)		$(0.387)	$(0.443)	$(0.447)	$(0.441)	$(0.450)
From net realized gain	—		—	—	—	—	(0.045)

Total distributions	$(0.185)		$(0.387)	$(0.443)	$(0.447)	$(0.441)	$(0.495)

Net asset value — End of period	$10.340		$10.410	$9.560	$10.000	$9.940	$9.170

Total Return(2)	1.00	%(3)	13.17%	0.28%	5.36%	13.91%	(9.32)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$152,094		$158,892	$151,148	$180,089	$206,762	$232,090
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.83	%(4)	0.84%	0.87%	0.90%	0.91%	0.86%
Interest and fee expense(5)	0.04	%(4)	0.06%	0.12%	0.10%	0.18%	0.30%
Total expenses before custodian fee reduction	0.87	%(4)	0.90%	0.99%	1.00%	1.09%	1.16%
Expenses after custodian fee reduction excluding interest and fees	0.83	%(4)	0.84%	0.87%	0.90%	0.91%	0.84%
Net investment income	3.58	%(4)	3.91%	4.92%	4.76%	5.14%	4.47%
Portfolio Turnover	12	%(3)	23%	37%	17%	21%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

28	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2013

Financial Highlights — continued

	California Fund — Class C
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$9.630		$8.840	$9.250	$9.190	$8.480	$9.810

Income (Loss) From Operations
Net investment income(1)	$0.136		$0.292	$0.358	$0.359	$0.359	$0.351
Net realized and unrealized gain (loss)	(0.071)		0.787	(0.423)	0.050	0.696	(1.295)

Total income (loss) from operations	$0.065		$1.079	$(0.065)	$0.409	$1.055	$(0.944)

Less Distributions
From net investment income	$(0.135)		$(0.289)	$(0.345)	$(0.349)	$(0.345)	$(0.341)
From net realized gain	—		—	—	—	—	(0.045)

Total distributions	$(0.135)		$(0.289)	$(0.345)	$(0.349)	$(0.345)	$(0.386)

Net asset value — End of period	$9.560		$9.630	$8.840	$9.250	$9.190	$8.480

Total Return(2)	0.66	%(3)	12.38%	(0.50)%	4.65%	13.01%	(9.91)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,746		$12,572	$10,211	$13,109	$12,903	$15,667
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.58	%(4)	1.59%	1.62%	1.65%	1.66%	1.61%
Interest and fee expense(5)	0.04	%(4)	0.06%	0.12%	0.10%	0.18%	0.30%
Total expenses before custodian fee reduction	1.62	%(4)	1.65%	1.74%	1.75%	1.84%	1.91%
Expenses after custodian fee reduction excluding interest and fees	1.58	%(4)	1.59%	1.62%	1.65%	1.66%	1.59%
Net investment income	2.82	%(4)	3.15%	4.18%	4.00%	4.40%	3.73%
Portfolio Turnover	12	%(3)	23%	37%	17%	21%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

29	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2013

Financial Highlights — continued

	California Fund — Class I
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30,				Period Ended September 30, 2008(1)
			2012	2011	2010	2009
Net asset value — Beginning of period	$10.420		$9.560	$10.010	$9.950	$9.170	$9.530

Income (Loss) From Operations
Net investment income(2)	$0.199		$0.413	$0.479	$0.486	$0.481	$0.277
Net realized and unrealized gain (loss)	(0.081)		0.860	(0.463)	0.045	0.763	(0.362)

Total income (loss) from operations	$0.118		$1.273	$0.016	$0.531	$1.244	$(0.085)

Less Distributions
From net investment income	$(0.198)		$(0.413)	$(0.466)	$(0.471)	$(0.464)	$(0.275)

Total distributions	$(0.198)		$(0.413)	$(0.466)	$(0.471)	$(0.464)	$(0.275)

Net asset value — End of period	$10.340		$10.420	$9.560	$10.010	$9.950	$9.170

Total Return(3)	1.12	%(4)	13.56%	0.43%	5.61%	14.31%	(1.08	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26,780		$15,310	$8,938	$8,286	$2,653	$110
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.58	%(5)	0.59%	0.62%	0.65%	0.66%	0.63	%(5)
Interest and fee expense(6)	0.04	%(5)	0.06%	0.12%	0.10%	0.18%	0.30	%(5)
Total expenses before custodian fee reduction	0.62	%(5)	0.65%	0.74%	0.75%	0.84%	0.93	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.58	%(5)	0.59%	0.62%	0.65%	0.66%	0.60	%(5)
Net investment income	3.80	%(5)	4.12%	5.15%	5.01%	5.35%	4.79	%(5)
Portfolio Turnover	12	%(4)	23%	37%	17%	21%	22	%(7)

(1)	For the period from the start of business, March 3, 2008, to September 30, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	For the year ended September 30, 2008.

30	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2013

Financial Highlights — continued

	Massachusetts Fund — Class A
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$9.380		$8.700	$8.870	$8.840	$8.050	$9.490

Income (Loss) From Operations
Net investment income(1)	$0.170		$0.360	$0.410	$0.420	$0.434	$0.428
Net realized and unrealized gain (loss)	(0.077)		0.670	(0.179)	0.022	0.774	(1.459)

Total income (loss) from operations	$0.093		$1.030	$0.231	$0.442	$1.208	$(1.031)

Less Distributions
From net investment income	$(0.173)		$(0.350)	$(0.401)	$(0.412)	$(0.418)	$(0.409)

Total distributions	$(0.173)		$(0.350)	$(0.401)	$(0.412)	$(0.418)	$(0.409)

Net asset value — End of period	$9.300		$9.380	$8.700	$8.870	$8.840	$8.050

Total Return(2)	0.97	%(3)	12.05%	2.92%	5.26%	15.84%	(11.19)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$143,972		$148,671	$163,879	$196,939	$206,922	$211,228
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.74	%(4)	0.74%	0.77%	0.81%	0.83%	0.78%
Interest and fee expense(5)	0.07	%(4)	0.08%	0.09%	0.10%	0.21%	0.25%
Total expenses before custodian fee reduction	0.81	%(4)	0.82%	0.86%	0.91%	1.04%	1.03%
Expenses after custodian fee reduction excluding interest and fees	0.74	%(4)	0.74%	0.77%	0.81%	0.83%	0.77%
Net investment income	3.62	%(4)	3.99%	4.93%	4.87%	5.59%	4.73%
Portfolio Turnover	3	%(3)	22%	19%	12%	21%	31%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

31	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2013

Financial Highlights — continued

	Massachusetts Fund — Class C
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$9.390		$8.710	$8.880	$8.850	$8.050	$9.500

Income (Loss) From Operations
Net investment income(1)	$0.135		$0.291	$0.348	$0.354	$0.376	$0.361
Net realized and unrealized gain (loss)	(0.088)		0.671	(0.180)	0.026	0.783	(1.473)

Total income (loss) from operations	$0.047		$0.962	$0.168	$0.380	$1.159	$(1.112)

Less Distributions
From net investment income	$(0.137)		$(0.282)	$(0.338)	$(0.350)	$(0.359)	$(0.338)

Total distributions	$(0.137)		$(0.282)	$(0.338)	$(0.350)	$(0.359)	$(0.338)

Net asset value — End of period	$9.300		$9.390	$8.710	$8.880	$8.850	$8.050

Total Return(2)	0.49	%(3)	11.21%	2.16%	4.50%	15.10%	(11.99)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$24,814		$23,766	$20,018	$22,718	$18,702	$17,704
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.48	%(4)	1.49%	1.52%	1.55%	1.58%	1.54%
Interest and fee expense(5)	0.07	%(4)	0.08%	0.09%	0.10%	0.21%	0.25%
Total expenses before custodian fee reduction	1.55%		1.57%	1.61%	1.65%	1.79%	1.79%
Expenses after custodian fee reduction excluding interest and fees	1.48	%(4)	1.49%	1.52%	1.55%	1.58%	1.52%
Net investment income	2.86	%(4)	3.22%	4.18%	4.10%	4.83%	3.99%
Portfolio Turnover	3	%(3)	22%	19%	12%	21%	31%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

32	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2013

Financial Highlights — continued

	Massachusetts Fund — Class I
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$9.380		$8.700	$8.870	$8.840	$8.050	$9.490

Income (Loss) From Operations
Net investment income(1)	$0.179		$0.377	$0.428	$0.436	$0.450	$0.446
Net realized and unrealized gain (loss)	(0.087)		0.671	(0.181)	0.023	0.774	(1.458)

Total income (loss) from operations	$0.092		$1.048	$0.247	$0.459	$1.224	$(1.012)

Less Distributions
From net investment income	$(0.182)		$(0.368)	$(0.417)	$(0.429)	$(0.434)	$(0.428)

Total distributions	$(0.182)		$(0.368)	$(0.417)	$(0.429)	$(0.434)	$(0.428)

Net asset value — End of period	$9.290		$9.380	$8.700	$8.870	$8.840	$8.050

Total Return(2)	0.97	%(3)	12.28%	3.13%	5.46%	16.08%	(11.00)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,276		$16,643	$12,542	$15,788	$10,926	$13,042
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.53	%(4)	0.54%	0.57%	0.60%	0.63%	0.58%
Interest and fee expense(5)	0.07	%(4)	0.08%	0.09%	0.10%	0.21%	0.25%
Total expenses before custodian fee reduction	0.60	%(4)	0.62%	0.66%	0.70%	0.84%	0.83%
Expenses after custodian fee reduction excluding interest and fees	0.53	%(4)	0.54%	0.57%	0.60%	0.63%	0.57%
Net investment income	3.81	%(4)	4.16%	5.15%	5.06%	5.80%	4.93%
Portfolio Turnover	3	%(3)	22%	19%	12%	21%	31%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

33	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2013

Financial Highlights — continued

	New York Fund — Class A
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$10.320		$9.610	$9.790	$9.710	$8.850	$10.400

Income (Loss) From Operations
Net investment income(1)	$0.200		$0.420	$0.457	$0.453	$0.459	$0.471
Net realized and unrealized gain (loss)	(0.050)		0.709	(0.184)	0.077	0.857	(1.563)

Total income (loss) from operations	$0.150		$1.129	$0.273	$0.530	$1.316	$(1.092)

Less Distributions
From net investment income	$(0.200)		$(0.419)	$(0.453)	$(0.450)	$(0.456)	$(0.458)

Total distributions	$(0.200)		$(0.419)	$(0.453)	$(0.450)	$(0.456)	$(0.458)

Net asset value — End of period	$10.270		$10.320	$9.610	$9.790	$9.710	$8.850

Total Return(2)	1.45	%(3)	11.98%	3.10%	5.70%	15.77%	(10.86)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$264,189		$267,732	$254,304	$305,437	$332,257	$319,101
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.74	%(4)	0.76%	0.79%	0.79%	0.83%	0.78%
Interest and fee expense(5)	0.07	%(4)	0.08%	0.10%	0.09%	0.19%	0.38%
Total expenses before custodian fee reduction	0.81	%(4)	0.84%	0.89%	0.88%	1.02%	1.16%
Expenses after custodian fee reduction excluding interest and fees	0.74	%(4)	0.76%	0.79%	0.79%	0.83%	0.77%
Net investment income	3.86	%(4)	4.22%	4.95%	4.75%	5.42%	4.71%
Portfolio Turnover	4	%(3)	13%	6%	14%	44%	45%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

34	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2013

Financial Highlights — continued

	New York Fund — Class B
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$10.330		$9.620	$9.800	$9.730	$8.870	$10.420

Income (Loss) From Operations
Net investment income(1)	$0.161		$0.347	$0.387	$0.381	$0.396	$0.397
Net realized and unrealized gain (loss)	(0.050)		0.708	(0.182)	0.072	0.856	(1.566)

Total income (loss) from operations	$0.111		$1.055	$0.205	$0.453	$1.252	$(1.169)

Less Distributions
From net investment income	$(0.161)		$(0.345)	$(0.385)	$(0.383)	$(0.392)	$(0.381)

Total distributions	$(0.161)		$(0.345)	$(0.385)	$(0.383)	$(0.392)	$(0.381)

Net asset value — End of period	$10.280		$10.330	$9.620	$9.800	$9.730	$8.870

Total Return(2)	1.07	%(3)	11.14%	2.34%	4.84%	14.87%	(11.53)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,306		$8,829	$10,240	$11,328	$11,064	$10,552
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.50	%(4)	1.51%	1.54%	1.54%	1.58%	1.53%
Interest and fee expense(5)	0.07	%(4)	0.08%	0.10%	0.09%	0.19%	0.38%
Total expenses before custodian fee reduction	1.57	%(4)	1.59%	1.64%	1.63%	1.77%	1.91%
Expenses after custodian fee reduction excluding interest and fees	1.50	%(4)	1.51%	1.54%	1.54%	1.58%	1.52%
Net investment income	3.11	%(4)	3.48%	4.19%	3.99%	4.68%	3.96%
Portfolio Turnover	4	%(3)	13%	6%	14%	44%	45%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

35	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2013

Financial Highlights — continued

	New York Fund — Class C
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$10.320		$9.610	$9.790	$9.720	$8.860	$10.400

Income (Loss) From Operations
Net investment income(1)	$0.161		$0.345	$0.387	$0.381	$0.395	$0.396
Net realized and unrealized gain (loss)	(0.050)		0.710	(0.183)	0.072	0.857	(1.556)

Total income (loss) from operations	$0.111		$1.055	$0.204	$0.453	$1.252	$(1.160)

Less Distributions
From net investment income	$(0.161)		$(0.345)	$(0.384)	$(0.383)	$(0.392)	$(0.380)

Total distributions	$(0.161)		$(0.345)	$(0.384)	$(0.383)	$(0.392)	$(0.380)

Net asset value — End of period	$10.270		$10.320	$9.610	$9.790	$9.720	$8.860

Total Return(2)	1.07	%(3)	11.15%	2.33%	4.84%	14.88%	(11.46)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$48,640		$46,914	$38,670	$46,852	$43,214	$32,684
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.49	%(4)	1.50%	1.54%	1.54%	1.58%	1.53%
Interest and fee expense(5)	0.07	%(4)	0.08%	0.10%	0.09%	0.19%	0.38%
Total expenses before custodian fee reduction	1.56	%(4)	1.58%	1.64%	1.63%	1.77%	1.91%
Expenses after custodian fee reduction excluding interest and fees	1.49	%(4)	1.50%	1.54%	1.54%	1.58%	1.52%
Net investment income	3.11	%(4)	3.46%	4.19%	3.99%	4.65%	3.97%
Portfolio Turnover	4	%(3)	13%	6%	14%	44%	45%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

36	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2013

Financial Highlights — continued

	New York Fund — Class I
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30,				Period Ended September 30, 2008(1)
			2012	2011	2010	2009
Net asset value — Beginning of period	$10.320		$9.610	$9.780	$9.710	$8.850	$9.340

Income (Loss) From Operations
Net investment income(2)	$0.210		$0.439	$0.474	$0.473	$0.481	$0.290
Net realized and unrealized gain (loss)	(0.050)		0.710	(0.172)	0.065	0.852	(0.504)

Total income (loss) from operations	$0.160		$1.149	$0.302	$0.538	$1.333	$(0.214)

Less Distributions
From net investment income	$(0.210)		$(0.439)	$(0.472)	$(0.468)	$(0.473)	$(0.276)

Total distributions	$(0.210)		$(0.439)	$(0.472)	$(0.468)	$(0.473)	$(0.276)

Net asset value — End of period	$10.270		$10.320	$9.610	$9.780	$9.710	$8.850

Total Return(3)	1.54	%(4)	12.20%	3.41%	5.78%	16.00%	(2.51	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$27,293		$26,159	$15,243	$13,409	$1,672	$227
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.54	%(5)	0.55%	0.59%	0.59%	0.63%	0.61	%(5)
Interest and fee expense(6)	0.07	%(5)	0.08%	0.10%	0.09%	0.19%	0.38	%(5)
Total expenses before custodian fee reduction	0.61	%(5)	0.63%	0.69%	0.68%	0.82%	0.99	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.54	%(5)	0.55%	0.59%	0.59%	0.63%	0.58	%(5)
Net investment income	4.06	%(5)	4.40%	5.13%	4.95%	5.61%	5.09	%(5)
Portfolio Turnover	4	%(4)	13%	6%	14%	44%	45	%(7)

(1)	For the period from the start of business, March 3, 2008, to September 30, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	For the year ended September 30, 2008.

37	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2013

Financial Highlights — continued

	Ohio Fund — Class A
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$9.490		$8.790	$9.140	$9.150	$8.140	$9.240

Income (Loss) From Operations
Net investment income(1)	$0.175		$0.364	$0.383	$0.378	$0.381	$0.384
Net realized and unrealized gain (loss)	(0.191)		0.698	(0.353)	(0.013)	1.008	(1.108)

Total income (loss) from operations	$(0.016)		$1.062	$0.030	$0.365	$1.389	$(0.724)

Less Distributions
From net investment income	$(0.174)		$(0.362)	$(0.380)	$(0.375)	$(0.379)	$(0.376)

Total distributions	$(0.174)		$(0.362)	$(0.380)	$(0.375)	$(0.379)	$(0.376)

Net asset value — End of period	$9.300		$9.490	$8.790	$9.140	$9.150	$8.140

Total Return(2)	(0.18	)%(3)	12.29%	0.54%	4.17%	17.71%	(8.09)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$178,499		$187,540	$178,802	$247,554	$267,068	$251,447
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.73	%(4)	0.73%	0.76%	0.76%	0.80%	0.77%
Interest and fee expense(5)	0.03	%(4)	0.03%	0.03%	0.02%	0.08%	0.20%
Total expenses before custodian fee reduction	0.76	%(4)	0.76%	0.79%	0.78%	0.88%	0.97%
Expenses after custodian fee reduction excluding interest and fees	0.73	%(4)	0.73%	0.76%	0.76%	0.80%	0.75%
Net investment income	3.70	%(4)	3.97%	4.48%	4.23%	4.66%	4.28%
Portfolio Turnover	4	%(3)	9%	6%	6%	10%	30%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

38	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2013

Financial Highlights — continued

	Ohio Fund — Class C
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$9.480		$8.790	$9.140	$9.150	$8.130	$9.240

Income (Loss) From Operations
Net investment income(1)	$0.139		$0.293	$0.319	$0.311	$0.320	$0.316
Net realized and unrealized gain (loss)	(0.181)		0.690	(0.353)	(0.011)	1.017	(1.118)

Total income (loss) from operations	$(0.042)		$0.983	$(0.034)	$0.300	$1.337	$(0.802)

Less Distributions
From net investment income	$(0.138)		$(0.293)	$(0.316)	$(0.310)	$(0.317)	$(0.308)

Total distributions	$(0.138)		$(0.293)	$(0.316)	$(0.310)	$(0.317)	$(0.308)

Net asset value — End of period	$9.300		$9.480	$8.790	$9.140	$9.150	$8.130

Total Return(2)	(0.46	)%(3)	11.34%	(0.21)%	3.42%	16.98%	(8.91)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$28,848		$27,921	$21,580	$30,641	$29,388	$30,157
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.48	%(4)	1.48%	1.51%	1.51%	1.55%	1.52%
Interest and fee expense(5)	0.03	%(4)	0.03%	0.03%	0.02%	0.08%	0.20%
Total expenses before custodian fee reduction	1.51	%(4)	1.51%	1.54%	1.53%	1.63%	1.72%
Expenses after custodian fee reduction excluding interest and fees	1.48	%(4)	1.48%	1.51%	1.51%	1.55%	1.50%
Net investment income	2.95	%(4)	3.20%	3.72%	3.47%	3.92%	3.53%
Portfolio Turnover	4	%(3)	9%	6%	6%	10%	30%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

39	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2013

Financial Highlights — continued

	Ohio Fund — Class I
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30,		Period Ended September 30, 2010(1)
			2012	2011
Net asset value — Beginning of period	$9.490		$8.800	$9.140	$8.960

Income (Loss) From Operations
Net investment income(2)	$0.185		$0.382	$0.400	$0.061
Net realized and unrealized gain (loss)	(0.181)		0.688	(0.343)	0.180

Total income from operations	$0.004		$1.070	$0.057	$0.241

Less Distributions
From net investment income	$(0.184)		$(0.380)	$(0.397)	$(0.061)

Total distributions	$(0.184)		$(0.380)	$(0.397)	$(0.061)

Net asset value — End of period	$9.310		$9.490	$8.800	$9.140

Total Return(3)	0.02	%(4)	12.39%	0.74%	2.81	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,015		$6,415	$4,486	$1
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.53	%(5)	0.53%	0.56%	0.57	%(5)
Interest and fee expense(6)	0.03	%(5)	0.03%	0.03%	0.02	%(5)
Total expenses(7)	0.56	%(5)	0.56%	0.59%	0.59	%(5)
Net investment income	3.91	%(5)	4.16%	4.66%	4.19	%(5)
Portfolio Turnover	4	%(4)	9%	6%	6	%(8)

(1)	For the period from the commencement of operations on August 3, 2010 to September 30, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	For the year ended September 30, 2010.

40	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of twenty-two funds, four of which, each non-diversified, are included in these financial statements. They include Eaton Vance California Municipal Income Fund (California Fund), Eaton Vance Massachusetts Municipal Income Fund (Massachusetts Fund), Eaton Vance New York Municipal Income Fund (New York Fund) and Eaton Vance Ohio Municipal Income Fund (Ohio Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The California Fund, Massachusetts Fund and Ohio Fund offer three classes of shares and the New York Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At September 30, 2012, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Funds’ next taxable year and are treated as realized

41

Eaton Vance

Municipal Income Funds

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

prior to the utilization of the capital loss carryforward. The amounts and expiration dates of the capital loss carryforwards and the amounts of the deferred capital losses are as follows:

Expiration Date	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

September 30, 2013	$—	$1,751,809	$—	$1,709,089
September 30, 2015	—	440,164	108,787	—
September 30, 2016	518,828	91,224	2,215,774	240,163
September 30, 2017	7,884,903	9,824,104	2,053,235	5,075,023
September 30, 2018	12,351,723	20,239,992	22,999,420	10,217,857
September 30, 2019	—	4,877,692	7,036,080	3,163,804

Total capital loss carryforward	$20,755,454	$37,224,985	$34,413,296	$20,405,936

Deferred capital losses	$5,584,892	$2,103,423	$4,868,960	$9,291,580

As of March 31, 2013, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rates notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value

42

Eaton Vance

Municipal Income Funds

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

hierarchy (see Note 11) at March 31, 2013. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At March 31, 2013, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Floating Rate Notes Outstanding	$11,560,000	$16,490,000	$34,525,000	$7,500,000
Interest Rate or Range of Interest Rates (%)	0.12	0.12 - 0.16	0.12 - 0.13	0.12 - 0.38
Collateral for Floating Rate Notes Outstanding	$16,933,352	$26,968,162	$56,403,032	$14,568,800

For the six months ended March 31, 2013, the Funds’ average Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Average Floating Rate Notes Outstanding	$11,560,000	$18,020,989	$34,525,000	$7,500,000
Average Interest Rate	0.68%	0.70%	0.70%	0.81%

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2013.

The Funds may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K Interest Rate Swaps — Pursuant to interest rate swap agreements, a Fund makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest

43

Eaton Vance

Municipal Income Funds

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

M  Interim Financial Statements — The interim financial statements relating to March 31, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table (except for California Fund) and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $20 million	0.10%	1.00%
$20 million up to $40 million	0.20	2.00
$40 million up to $500 million	0.30	3.00

On average daily net assets of $500 million or more, the rates are reduced. For California Fund, the annual asset rate and daily income rate are 0.30% and 3.00%, respectively, on average daily net assets of up to $500 million and at reduced rates on daily net assets of $500 million or more.

For the six months ended March 31, 2013, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Investment Adviser Fee	$415,798	$364,747	$726,734	$434,058
Effective Annual Rate	0.43%	0.39%	0.41%	0.39%

EVM serves as administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM and Class A sales charges that the Funds were informed were received by EVD for the six months ended March 31, 2013 were as follows:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

EVM’s Sub-Transfer Agent Fees	$2,861	$2,517	$5,648	$2,220
EVD’s Class A Sales Charges	$15,906	$18,564	$38,174	$26,578

44

Eaton Vance

Municipal Income Funds

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% (0.25% for California Fund) per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2013 for Class A shares amounted to the following:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class A Distribution and Service Fees	$196,308	$147,065	$268,867	$185,096

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and/or Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by each Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended March 31, 2013, the Funds paid or accrued to EVD the following distribution fees, representing 0.75% (annualized) of the average daily net assets of each Fund’s Class B and/or Class C shares:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class B Distribution Fees	$—	$—	$30,614	$—
Class C Distribution Fees	$47,717	$92,976	$179,622	$107,853

At March 31, 2013, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately as follows:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class B	$—	$—	$123,000	$—
Class C	$1,241,000	$2,454,000	$3,968,000	$3,424,000

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.20% (0.25% for California Fund) per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended March 31, 2013 amounted to the following:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class B Service Fees	$—	$—	$8,164	$—
Class C Service Fees	$15,906	$24,793	$47,899	$28,761

45

Eaton Vance

Municipal Income Funds

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to each Fund. For the six months ended March 31, 2013, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class A	$—	$4,000	$5,000	$—
Class B	$—	$—	$4,000	$—
Class C	$—	$300	$1,000	$1,000

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended March 31, 2013 were as follows:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Purchases	$32,574,488	$5,573,280	$15,946,026	$8,361,791
Sales	$24,124,683	$8,848,567	$20,668,169	$10,152,212

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

California Fund
	Six Months Ended March 31, 2013 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	400,900	—	96,001	1,389,359
Issued to shareholders electing to receive payments of distributions in Fund shares	199,538	—	12,069	8,946
Redemptions	(1,143,284)	—	(80,033)	(278,494)

Net increase (decrease)	(542,846)	—	28,037	1,119,811

46

Eaton Vance

Municipal Income Funds

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

	Year Ended September 30, 2012
	Class A	Class B(1)	Class C	Class I

Sales	833,713	277	286,102	1,130,355
Issued to shareholders electing to receive payments of distributions in Fund shares	444,868	1,402	25,370	15,955
Redemptions	(2,123,016)	(420)	(161,462)	(612,058)
Exchange from Class B shares	3,993	—	—	—
Exchange to Class A shares	—	(4,320)	—	—
Merger from Class B shares	281,223	—	—	—
Merger to Class A shares	—	(304,115)	—	—

Net increase (decrease)	(559,219)	(307,176)	150,010	534,252
Massachusetts Fund
	Six Months Ended March 31, 2013 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	526,618	—	263,577	213,016
Issued to shareholders electing to receive payments of distributions in Fund shares	223,864	—	27,957	20,719
Redemptions	(1,106,774)	—	(155,023)	(148,917)

Net increase (decrease)	(356,292)	—	136,511	84,818

	Year Ended September 30, 2012
	Class A	Class B	Class C	Class I

Sales	1,389,113	—	492,217	505,266
Issued to shareholders electing to receive payments of distributions in Fund shares	531,751	—	55,054	35,832
Redemptions	(4,909,149)	—	(314,831)	(208,662)

Net increase (decrease)	(2,988,285)	—	232,440	332,436
New York Fund
	Six Months Ended March 31, 2013 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	1,318,622	10,361	520,789	702,908
Issued to shareholders electing to receive payments of distributions in Fund shares	421,492	8,763	56,207	18,656
Redemptions	(2,040,632)	(81,737)	(386,958)	(598,837)
Exchange from Class B shares	81,421	—	—	—
Exchange to Class A shares	—	(81,303)	—	—

Net increase (decrease)	(219,097)	(143,916)	190,038	122,727

47

Eaton Vance

Municipal Income Funds

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

	Year Ended September 30, 2012
	Class A	Class B	Class C	Class I

Sales	2,055,901	39,672	999,883	1,253,318
Issued to shareholders electing to receive payments of distributions in Fund shares	900,722	24,350	111,087	30,710
Redemptions	(3,614,535)	(141,196)	(589,985)	(335,415)
Exchange from Class B shares	133,024	—	—	—
Exchange to Class A shares	—	(132,840)	—	—

Net increase (decrease)	(524,888)	(210,014)	520,985	948,613
Ohio Fund
	Six Months Ended March 31, 2013 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	810,681	—	390,100	146,282
Issued to shareholders electing to receive payments of distributions in Fund shares	298,261	—	36,218	7,275
Redemptions	(1,690,021)	—	(268,462)	(75,723)

Net increase (decrease)	(581,079)	—	157,856	77,834

	Year Ended September 30, 2012
	Class A	Class B	Class C	Class I

Sales	1,517,767	—	754,145	329,994
Issued to shareholders electing to receive payments of distributions in Fund shares	611,907	—	62,298	12,544
Redemptions	(2,696,384)	—	(327,227)	(176,663)

Net increase (decrease)	(566,710)	—	489,216	165,875

(1)	At the close of business on December 9, 2011, the California Fund’s Class B shares were merged into Class A shares.

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at March 31, 2013, as determined on a federal income tax basis, were as follows:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Aggregate cost	$170,246,374	$152,228,967	$284,471,649	$188,093,188

Gross unrealized appreciation	$22,009,837	$25,316,645	$44,576,340	$24,753,685
Gross unrealized depreciation	(336,041)	—	(863,775)	(1,208,790)

Net unrealized appreciation	$21,673,796	$25,316,645	$43,712,565	$23,544,895

9  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter.

48

Eaton Vance

Municipal Income Funds

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended March 31, 2013.

10  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at March 31, 2013 is as follows:

Futures Contracts

Fund	Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation

California	6/13	80 U.S. 10-Year Treasury Note	Short	$(10,459,229)	$(10,558,750)	$(99,521)
	6/13	25 U.S. 30-Year Treasury Bond	Short	(3,562,654)	(3,611,719)	(49,065)
Massachusetts	6/13	112 U.S. 30-Year Treasury Bond	Short	$(16,100,943)	$(16,180,500)	$(79,557)
New York	6/13	192 U.S. 30-Year Treasury Bond	Short	$(27,601,617)	$(27,738,000)	$(136,383)
Ohio	6/13	131 U.S. 30-Year Treasury Bond	Short	$(18,832,353)	$(18,925,406)	$(93,053)

At March 31, 2013, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at March 31, 2013 were as follows:

	California Fund		Massachusetts Fund		New York Fund		Ohio Fund

Liability Derivative:
Futures Contracts	$(148,586	)(1)	$(79,557	)(1)	$(136,383	)(1)	$(93,053	)(1)

Total	$(148,586)		$(79,557)		$(136,383)		$(93,053)

(1)

Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

49

Eaton Vance

Municipal Income Funds

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2013 was as follows:

	California Fund		Massachusetts Fund		New York Fund		Ohio Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$136,050	(1)	$354,430	(1)	$607,595	(1)	$220,763	(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(96,949	)(2)	$(120,477	)(2)	$(206,532	)(2)	$(79,427	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amounts of futures contracts outstanding during the six months ended March 31, 2013, which are indicative of the volume of this derivative type, were approximately as follows:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Average Notional Amount:
Futures Contracts	$10,500,000	$11,200,000	$19,200,000	$12,314,000

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2013, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

California Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$203,480,170	$—	$203,480,170

Total Investments	$—	$203,480,170	$—	$203,480,170

Liability Description

Futures Contracts	$(148,586)	$—	$—	$(148,586)

Total	$(148,586)	$—	$—	$(148,586)

50

Eaton Vance

Municipal Income Funds

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

Massachusetts Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$194,035,612	$—	$194,035,612

Total Investments	$—	$194,035,612	$—	$194,035,612

Liability Description

Futures Contracts	$(79,557)	$—	$—	$(79,557)

Total	$(79,557)	$—	$—	$(79,557)

New York Fund
Asset Description	Level 1	Level 2	Level 3*	Total

Tax-Exempt Investments	$—	$361,429,214	$—	$361,429,214
Miscellaneous	—	—	1,280,000	1,280,000

Total Investments	$—	$361,429,214	$1,280,000	$362,709,214

Liability Description

Futures Contracts	$(136,383)	$—	$—	$(136,383)

Total	$(136,383)	$—	$—	$(136,383)

Ohio Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$219,138,083	$—	$219,138,083

Total Investments	$—	$219,138,083	$—	$219,138,083

Liability Description

Futures Contracts	$(93,053)	$—	$—	$(93,053)

Total	$(93,053)	$—	$—	$(93,053)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

The California Fund, Massachusetts Fund and Ohio Fund held no investments or other financial instruments as of September 30, 2012 whose fair value was determined using Level 3 inputs.

Level 3 investments held by New York Fund at the beginning and/or end of period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2013 is not presented.

At March 31, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

51

Eaton Vance

Municipal Income Funds

March 31, 2013

Officers and Trustees

Officers of Eaton Vance Municipals Trust

Thomas M. Metzold

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Municipals Trust

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

52

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

53

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

438-5/13	MUNISRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	May 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 15, 2013

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	May 15, 2013